                                  NATIONWIDE(R)
                                    FIDELITY
                                     ADVISOR
                                    VARIABLE
                                     ACCOUNT




                                  Annual Report

                                    FIDELITY

                                     ADVISOR

                                  ANNUITIES(SM)


                                December 31, 2000

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                           [JOSEPH J. GASPER PICTURE]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Fidelity Advisor Variable Account.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Fidelity Advisor Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 28. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 19, provide further disclosures about the variable account and its underlying contract provisions.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
     Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       2,587,209 shares (cost $62,678,714) .................................................................          $   66,025,568
     Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
       3,788,121 shares (cost $176,336,840) ................................................................             165,351,472
     Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
       9,799,762 shares (cost $103,970,442) ................................................................              80,162,053
     Fidelity VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
       64,297,585 shares (cost $64,297,585) ................................................................              64,297,585
     Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       3,991,908 shares (cost $84,762,473) .................................................................              79,798,235
     Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       1,063,743 shares (cost $18,056,907) .................................................................              17,019,894
     Fidelity VIP-II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
       891,744 shares (cost $14,337,547) ...................................................................              12,850,032
     Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
       5,436,126 shares (cost $123,711,583) ................................................................             129,053,634
     Fidelity VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
       1,227,862 shares (cost $177,743,228) ................................................................             183,602,276
     Fidelity VIP-II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
       5,675,253 shares (cost $69,420,108) .................................................................              71,451,435
     Fidelity VIP-III - Balanced Portfolio: Initial Class (FidVIPBal)
       7,528,620 shares (cost $96,745,156) .................................................................             108,788,563
     Fidelity VIP-III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
       4,063,724 shares (cost $59,619,919) .................................................................              62,012,428
     Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       22,869,460 shares (cost $394,726,266) ...............................................................             405,704,219
     Fidelity VIP-III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
       148,259 shares (cost $2,796,091) ....................................................................               3,002,244
     Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       1,834,348 shares (cost $44,869,661) .................................................................              46,684,167
     Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
       2,586,390 shares (cost $121,798,852) ................................................................             112,507,943
     Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
       3,704,277 shares (cost $40,752,370) .................................................................              30,189,855
     Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       1,226,538 shares (cost $28,723,579) .................................................................              24,457,169
     Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
       742,265 shares (cost $12,669,637) ...................................................................              11,809,430

     Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
       604,936 shares (cost $9,879,917) ....................................................................               8,656,627
     Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
       2,805,734 shares (cost $70,187,003) .................................................................              66,411,726
     Fidelity VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
       1,775,162 shares (cost $27,356,389) .................................................................              25,544,586
     Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
       64,130 shares (cost $594,773) .......................................................................                 547,667
     Fidelity VIP-III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
       4,166,085 shares (cost $66,030,678) .................................................................              63,282,824
     Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       4,839,685 shares (cost $104,643,191) ................................................................              85,662,424
     Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
       1,386,777 shares (cost $26,443,012) .................................................................              28,040,622
     Fidelity VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
       295,866 shares (cost $7,151,636) ....................................................................               7,517,967
     Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
       614,272 shares (cost $29,954,976) ...................................................................              26,677,842
     Fidelity VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
       526,589 shares (cost $4,889,644) ....................................................................               4,281,170
     Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)
       398,011 shares (cost $8,741,796) ....................................................................               7,920,423
     Fidelity VIP-II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
       197,701 shares (cost $3,238,679) ....................................................................               3,141,466
     Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
       210,813 shares (cost $3,284,291) ....................................................................               3,012,524
     Fidelity VIP-II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
       600,600 shares (cost $14,754,580) ...................................................................              14,198,194
     Fidelity VIP-III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
       303,806 shares (cost $4,509,121) ....................................................................               4,365,696
     Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
       140,656 shares (cost $1,261,413) ....................................................................               1,201,202
     Fidelity VIP-III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
       757,836 shares (cost $11,748,326) ...................................................................              11,496,378
     Fidelity VIP-III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
       537,292 shares (cost $10,582,079) ...................................................................               9,499,318
     Fidelity VIP-III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
       690,078 shares (cost $13,281,306) ...................................................................              13,939,566
                                                                                                                      --------------
          Total investments ................................................................................           2,060,166,424
   Accounts receivable .....................................................................................                 --
                                                                                                                      --------------
          Total assets .....................................................................................           2,060,166,424
ACCOUNTS PAYABLE ...........................................................................................                 108,927
                                                                                                                      --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................          $2,060,057,497
                                                                                                                      ==============


See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                                EQUITY-                        HIGH           MONEY
                                                                INCOME         GROWTH         INCOME         MARKET
                                                 TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             -------------    -----------    -----------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $  44,143,793      1,188,897        162,509      8,858,707       4,138,530
  Mortality and expense risk charges
    (note 2) .............................     (28,614,225)      (904,978)    (2,521,367)    (1,528,591)       (885,994)
                                             -------------    -----------    -----------    -----------    ------------
    Net investment activity ..............      15,529,568        283,919     (2,358,858)     7,330,116       3,252,536
                                             -------------    -----------    -----------    -----------    ------------

  Proceeds from mutual funds shares sold .     654,001,395     16,853,842     14,336,700     64,191,426     136,836,092
  Cost of mutual fund shares sold ........    (557,968,791)   (16,035,764)   (10,846,706)   (80,842,754)   (136,836,092)
                                             -------------    -----------    -----------    -----------    ------------
    Realized gain (loss) on investments ..      96,032,604        818,078      3,489,994    (16,651,328)             --
  Change in unrealized gain (loss)
    on investments .......................    (518,333,773)    (1,805,885)   (41,996,672)   (16,532,326)             --
                                             -------------    -----------    -----------    -----------    ------------
    Net gain (loss) on investments .......    (422,301,169)      (987,807)   (38,506,678)   (33,183,654)             --
                                             -------------    -----------    -----------    -----------    ------------
  Reinvested capital gains ...............     136,402,272      4,479,099     16,169,656             --              --
                                             -------------    -----------    -----------    -----------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   $(270,369,329)     3,775,211    (24,695,880)   (25,853,538)      3,252,536
                                             =============    ===========    ===========    ===========    ============


                                                                            ASSET
                                                               ASSET       MANAGER:
                                               OVERSEAS       MANAGER       GROWTH
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................     1,465,915       628,850       309,267
  Mortality and expense risk charges
    (note 2) .............................    (1,395,283)     (262,955)     (207,866)
                                             -----------    ----------    ----------
    Net investment activity ..............        70,632       365,895       101,401
                                             -----------    ----------    ----------

  Proceeds from mutual funds shares sold .    26,317,332     4,967,002     3,896,081
  Cost of mutual fund shares sold ........   (21,185,276)   (5,232,299)   (3,732,052)
                                             -----------    ----------    ----------
    Realized gain (loss) on investments ..     5,132,056      (265,297)      164,029
  Change in unrealized gain (loss)
    on investments .......................   (36,149,758)   (2,548,333)   (3,642,384)
                                             -----------    ----------    ----------
    Net gain (loss) on investments .......   (31,017,702)   (2,813,630)   (3,478,355)
                                             -----------    ----------    ----------
  Reinvested capital gains ...............     9,231,304     1,481,527     1,253,786
                                             -----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   (21,715,766)     (966,208)   (2,123,168)
                                             ===========    ==========    ==========


                                                                             INVESTMENT                     GROWTH
                                              CONTRAFUND      INDEX 500      GRADE BOND     BALANCED       & INCOME
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ------------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    458,572      1,800,685      4,438,684      4,428,912        795,542
  Mortality and expense risk charges
    (note 2) .............................     (1,935,178)    (2,261,888)      (806,160)    (1,791,447)      (934,705)
                                             ------------    -----------    -----------    -----------    -----------
  Net investment activity ................     (1,476,606)      (461,203)     3,632,524      2,637,465       (139,163)
                                             ------------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .     12,795,843     20,914,124     17,186,420     40,168,980     15,367,192
  Cost of mutual fund shares sold ........     (8,304,148)   (13,887,378)   (17,354,041)   (29,869,413)   (11,251,611)
                                             ------------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..      4,491,695      7,026,746       (167,621)    10,299,567      4,115,581
  Change in unrealized gain (loss)
    on investments .......................    (30,864,699)   (27,940,443)     2,694,015    (23,983,666)   (12,661,512)
                                             ------------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......    (26,373,004)   (20,913,697)     2,526,394    (13,684,099)    (8,545,931)
                                             ------------    -----------    -----------    -----------    -----------
  Reinvested capital gains ...............     16,646,176        787,126             --      3,690,760      5,191,956
                                             ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   $(11,203,434)   (20,587,774)     6,158,918     (7,355,874)    (3,493,138)
                                             ============    ===========    ===========    ===========    ===========


                                                 GROWTH                   EQUITY-INCOME
                                              OPPORTUNITIES    MID CAP      PORTFOLIO:
                                                PORTFOLIO     PORTFOLIO   SERVICE CLASS
                                              -------------   ---------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................        8,086,703      11,806        673,911
  Mortality and expense risk charges
    (note 2) .............................       (7,497,700)    (24,515)      (421,370)
                                               ------------    --------    -----------
  Net investment activity ................          589,003     (12,709)       252,541
                                               ------------    --------    -----------

  Proceeds from mutual funds shares sold .      206,123,580     543,538      9,668,377
  Cost of mutual fund shares sold ........     (131,557,871)   (407,915)   (10,230,941)
                                               ------------    --------    -----------
    Realized gain (loss) on investments ..       74,565,709     135,623       (562,564)
  Change in unrealized gain (loss)
    on investments .......................     (219,584,853)    168,916        988,349
                                               ------------    --------    -----------
    Net gain (loss) on investments .......     (145,019,144)    304,539        425,785
                                               ------------    --------    -----------
  Reinvested capital gains ...............       41,011,135       1,834      2,599,370
                                               ------------    --------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (103,419,006)    293,664      3,277,696
                                               ============    ========    ===========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                                                                                              ASSET
                                                                                                 ASSET       MANAGER
                                                     GROWTH      HIGH INCOME    OVERSEAS        MANAGER      GROWTH
                                                   PORTFOLIO:     PORTFOLIO:    PORTFOLIO:     PORTFOLIO:   PORTFOLIO:
                                                    SERVICE        SERVICE       SERVICE        SERVICE      SERVICE
                                                     CLASS          CLASS         CLASS          CLASS        CLASS
                                                 ------------    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $     92,922      2,709,270       305,314       360,044       168,731
  Mortality and expense risk charges
    (note 2) .................................     (1,196,291)      (381,261)     (269,432)     (118,472)      (89,442)
                                                 ------------    -----------    ----------    ----------    ----------
    Net investment activity ..................     (1,103,369)     2,328,009        35,882       241,572        79,289
                                                 ------------    -----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....      5,382,874      6,765,632     8,803,958     1,909,318     1,367,281
  Cost of mutual fund shares sold ............     (4,058,886)    (9,121,726)   (7,794,252)   (1,970,843)   (1,328,132)
                                                 ------------    -----------    ----------    ----------    ----------
  Realized gain (loss) on investments ........      1,323,988     (2,356,094)    1,009,706       (61,525)       39,149
  Change in unrealized gain (loss)
    on investments ...........................    (27,516,465)    (9,694,123)   (8,920,436)   (1,654,223)   (2,075,581)
                                                 ------------    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ...........    (26,192,477)   (12,050,217)   (7,910,730)   (1,715,748)   (2,036,432)
                                                 ------------    -----------    ----------    ----------    ----------
  Reinvested capital gains ...................     11,094,915             --     1,976,060       862,863       703,046
                                                 ------------    -----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations   $(16,200,931)    (9,722,208)   (5,898,788)     (611,313)   (1,254,097)
                                                 ============    ===========    ==========    ==========    ==========


                                                                              DYNANIC
                                                                              CAPITAL
                                                 CONTRAFUND     BALANCED      APPRECI-
                                                  PORTFOLIO:    PORTFOLIO:     ATION:
                                                   SERVICE       SERVICE      SERVICE
                                                    CLASS         CLASS        CLASS
                                                 -----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................       207,533       787,716          --
  Mortality and expense risk charges
    (note 2) .................................      (669,276)     (262,088)       (862)
                                                 -----------    ----------    --------
    Net investment activity ..................      (461,743)      525,628        (862)
                                                 -----------    ----------    --------

  Proceeds from mutual funds shares sold .....     5,350,385     3,289,433     583,157
  Cost of mutual fund shares sold ............    (4,619,915)   (3,361,312)   (602,716)
                                                 -----------    ----------    --------
    Realized gain (loss) on investments ......       730,470       (71,879)    (19,559)
  Change in unrealized gain (loss)
    on investments ...........................   (13,197,734)   (2,548,359)    (47,105)
                                                 -----------    ----------    --------
    Net gain (loss) on investments ...........   (12,467,264)   (2,620,238)    (66,664)
                                                 -----------    ----------    --------
  Reinvested capital gains ...................     7,533,464       670,396          --
                                                 -----------    ----------    --------
    Net increase (decrease) in contract
      owners' equity resulting from operations    (5,395,543)   (1,424,214)    (67,526)
                                                 ===========    ==========    ========


                                                 GROWTH         GROWTH                      EQUITY-                    HIGH
                                                & INCOME     OPPORTUNITIES     MID CAP      INCOME        GROWTH      INCOME
                                                PORTFOLIO:     PORTFOLIO:     PORTFOLIO:   PORTFOLIO:    PORTFOLIO:  PORTFOLIO:
                                                 SERVICE        SERVICE        SERVICE      SERVICE       SERVICE     SERVICE
                                                  CLASS          CLASS          CLASS       CLASS 2       CLASS 2     CLASS 2
                                                ----------     ----------     ----------   ----------    ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................   $   681,847      1,244,462         97,652          --            --          --
  Mortality and expense risk charges
    (note 2) ...............................      (636,670)      (993,048)      (198,346)    (23,551)     (109,590)    (16,051)
                                               -----------    -----------    -----------    --------    ----------    --------
    Net investment activity ................        45,177        251,414       (100,694)    (23,551)     (109,590)    (16,051)
                                               -----------    -----------    -----------    --------    ----------    --------

  Proceeds from mutual funds shares sold ...     5,809,806     11,986,180     10,721,509     284,708         3,648       6,010
  Cost of mutual fund shares sold ..........    (5,304,980)   (12,044,548)    (8,310,704)   (270,856)       (3,528)     (7,367)
                                               -----------    -----------    -----------    --------    ----------    --------
    Realized gain (loss) on investments ....       504,826        (58,368)     2,410,805      13,852           120      (1,357)
  Change in unrealized gain (loss)
    on investments .........................    (7,738,050)   (25,908,804)       972,458     366,331    (3,277,134)   (608,473)
                                               -----------    -----------    -----------    --------    ----------    --------
    Net gain (loss) on investments .........    (7,233,224)   (25,967,172)     3,383,263     380,183    (3,277,014)   (609,830)
                                               -----------    -----------    -----------    --------    ----------    --------
  Reinvested capital gains .................     4,449,952      6,544,946         22,901          --            --          --
                                               -----------    -----------    -----------    --------    ----------    --------
    Net increase (decrease) in contract
        owners' equity resulting from
          operations                           $(2,738,095)   (19,170,812)     3,305,470     356,632    (3,386,604)   (625,881)
                                               ===========    ===========    ===========    ========    ==========    ========


                                                             ASSET
                                                OVERSEAS    MANAGER
                                               PORTFOLIO:  PORTFOLIO:
                                                SERVICE     SERVICE
                                                CLASS 2     CLASS 2
                                               ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................          --          --
  Mortality and expense risk charges
    (note 2) ...............................     (35,191)    (11,669)
                                                --------    --------
    Net investment activity ................     (35,191)    (11,669)
                                                --------    --------

  Proceeds from mutual funds shares sold ...     774,104      66,633
  Cost of mutual fund shares sold ..........    (826,529)    (65,273)
                                                --------    --------
    Realized gain (loss) on investments ....     (52,425)      1,360
  Change in unrealized gain (loss)
    on investments .........................    (821,373)    (97,213)
                                                --------    --------
    Net gain (loss) on investments .........    (873,798)    (95,853)
                                                --------    --------
  Reinvested capital gains .................          --          --
                                                --------    --------
    Net increase (decrease) in contract
      owners' equity resulting from
        operations                              (908,989)   (107,522)
                                                ========    ========


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                       ASSET MANAGER                              DYNAMIC       GROWTH        GROWTH
                                          GROWTH       CONTRAFUND    BALANCED     CAPITAL      & INCOME    OPPORTUNITIES   MID CAP
                                        PORTFOLIO:     PORTFOLIO:   PORTFOLIO:  APPRECIATION:  PORTFOLIO:    PORTFOLIO:   PORTFOLIO:
                                         SERVICE        SERVICE      SERVICE      SERVICE       SERVICE       SERVICE      SERVICE
                                         CLASS 2        CLASS 2      CLASS 2      CLASS 2       CLASS 2       CLASS 2      CLASS 2
                                         -------        -------      -------      -------       -------       -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $      --            --           --           --            --             --      40,812
  Mortality and expense
    risk charges (note 2) ...........    (11,664)      (56,047)     (16,082)      (1,692)      (47,549)       (39,824)    (50,130)
                                        --------      --------     --------      -------      --------     ----------     -------
  Net investment activity ...........    (11,664)      (56,047)     (16,082)      (1,692)      (47,549)       (39,824)     (9,318)
                                        --------      --------     --------      -------      --------     ----------     -------

Proceeds from mutual
  funds shares sold .................    239,417       355,525       15,025        2,154        15,407             59     102,643
Cost of mutual fund shares sold .....   (233,196)     (350,782)     (14,709)      (2,230)      (14,551)           (58)    (87,437)
                                        --------      --------     --------      -------      --------     ----------     -------
  Realized gain (loss) on investments      6,221         4,743          316          (76)          856              1      15,206
Change in unrealized gain (loss)
  on investments ....................   (271,767)     (556,386)    (143,425)     (60,211)     (251,948)    (1,082,761)    658,260
                                        --------      --------     --------      -------      --------     ----------     -------
  Net gain (loss) on investments ....   (265,546)     (551,643)    (143,109)     (60,287)     (251,092)    (1,082,760)    673,466
                                        --------      --------     --------      -------      --------     ----------     -------
Reinvested capital gains ............         --            --           --           --            --             --          --
                                        --------      --------     --------      -------      --------     ----------     -------
  Net increase (decrease) in
    contract owners' equity resulting
      from operations ...............  $(277,210)     (607,690)    (159,191)     (61,979)     (298,641)    (1,122,584)    664,148
                                       =========      ========     ========      =======      ========     ==========     =======

See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 TOTAL                      EQUITY-INCOME PORTFOLIO
                                                 -----                      -----------------------
                                         2000              1999              2000              1999
                                         ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .....    $    15,529,568        12,724,446           283,919           (33,336)
  Realized gain (loss)
    on investments ..........         96,032,604        67,314,046           818,078         1,629,951
  Change in unrealized
    gain (loss)
    on investments ..........       (518,333,773)       69,194,861        (1,805,885)         (708,537)
  Reinvested capital gains ..        136,402,272        42,261,919         4,479,099         2,195,110
                                 ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations .......       (270,369,329)      191,495,272         3,775,211         3,083,188
                                 ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ....        354,556,600       504,325,224         2,479,768         9,900,333
  Transfers between funds ...                 --                --        (4,821,976)         (618,361)
  Redemptions ...............       (338,128,885)     (190,416,697)       (9,781,742)       (4,720,663)
  Annuity benefits ..........           (155,021)          (85,693)          (15,734)           (1,431)
  Annual contract maintenance
    charges (note 2) ........           (171,557)         (158,183)           (6,051)           (5,876)
  Contingent deferred sales
    charges (note 2) ........         (6,898,752)       (3,988,925)         (224,625)         (100,888)
  Adjustments to maintain
    reserves ................           (264,592)            5,308             2,211               722
                                 ---------------   ---------------   ---------------   ---------------

      Net equity transactions          8,937,793       309,681,034       (12,368,149)        4,453,836
                                 ---------------   ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............       (261,431,536)      501,176,306        (8,592,938)        7,537,024
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .......      2,321,489,033     1,820,312,727        74,620,680        67,083,656
                                 ---------------   ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .............    $ 2,060,057,497     2,321,489,033        66,027,742        74,620,680
                                 ===============   ===============   ===============   ===============


CHANGES IN UNITS:
  Beginning units ...........      138,537,928       111,765,581         5,321,389         5,007,234
                               ---------------   ---------------   ---------------   ---------------
  Units purchased ...........       66,251,996        69,326,758           842,631         1,316,647
  Units redeemed ............      (60,410,432)      (42,554,411)       (1,756,270)       (1,002,492)
                               ---------------   ---------------   ---------------   ---------------
  Ending units ..............      144,379,492       138,537,928         4,407,750         5,321,389
                               ===============   ===============   ===============   ===============

                                            GROWTH PORTFOLIO                 HIGH INCOME PORTFOLIO
                                            ----------------                 ---------------------
                                         2000              1999              2000              1999
                                         ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .....    $    (2,358,858)       (1,049,332)        7,330,116        12,054,858
  Realized gain (loss)
    on investments ..........          3,489,994         2,110,260       (16,651,328)       (3,166,660)
  Change in unrealized
    gain (loss)
    on investments ..........        (41,996,672)       20,166,961       (16,532,326)          767,153
  Reinvested capital gains ..         16,169,656         6,499,195                --           529,779
                                 ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations .......        (24,695,880)       27,727,084       (25,853,538)       10,185,130
                                 ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ....         11,634,702        16,137,604         2,429,272         9,395,187
  Transfers between funds ...         84,349,689        33,381,036       (17,671,048)      (15,621,078)
  Redemptions ...............        (32,328,777)       (6,117,319)      (21,971,391)      (14,372,343)
  Annuity benefits ..........                 --                --            (5,311)           (4,954)
  Annual contract maintenance
    charges (note 2) ........            (16,093)           (6,152)           (8,244)           (9,612)
  Contingent deferred sales
    charges (note 2) ........           (617,824)         (161,209)         (467,855)         (279,317)
  Adjustments to maintain
    reserves ................            (16,518)            1,147           (45,354)            1,314
                                 ---------------   ---------------   ---------------   ---------------

      Net equity transactions         63,005,179        43,235,107       (37,739,920)      (20,890,803)
                                 ---------------   ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............         38,309,299        70,962,191       (63,593,469)      (10,705,673)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .......        127,025,604        56,063,413       143,714,163       154,419,836
                                 ---------------   ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .............    $   165,334,903       127,025,604        80,120,694       143,714,163
                                 ===============   ===============   ===============   ===============


CHANGES IN UNITS:
  Beginning units ...........        5,918,822         3,534,403        12,082,053        13,830,083
                                 -------------   ---------------   ---------------   ---------------
  Units purchased ...........        5,443,696         3,669,788         3,020,423         3,914,326
  Units redeemed ............       (2,589,636)       (1,285,369)       (6,285,636)       (5,662,356)
                                 -------------   ---------------   ---------------   ---------------
  Ending units ..............        8,772,882         5,918,822         8,816,840        12,082,053
                                 =============   ===============   ===============   ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               MONEY MARKET PORTFOLIO             OVERSEAS PORTFOLIO
                                               ----------------------             ------------------
                                                2000            1999             2000            1999
                                                ----            ----             ----            ----
INVESTMENT ACTIVITY:
  Net investment income ................    $  3,252,536        2,715,058           70,632           62,745
  Realized gain (loss) on investments ..              --               --        5,132,056        2,680,630
  Change in unrealized gain (loss)
    on investments .....................              --               --      (36,149,758)      25,185,085
  Reinvested capital gains .............              --               --        9,231,304        1,957,670
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       3,252,536        2,715,058      (21,715,766)      29,886,130
                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      18,348,561       26,511,672        2,823,214        3,262,244
  Transfers between funds ..............      (2,772,183)       9,240,481       13,043,401       (2,781,022)
  Redemptions ..........................     (32,477,735)     (22,510,342)     (17,057,441)      (6,667,363)
  Annuity benefits .....................          (8,449)              --           (3,605)              --
  Annual contract maintenance charges
    (note 2) ...........................          (3,680)          (3,937)          (9,923)          (7,815)
  Contingent deferred sales charges
    (note 2) ...........................        (729,823)        (532,748)        (300,990)        (122,323)
  Adjustments to maintain reserves .....          (6,282)           1,229          (24,702)           3,278
                                            ------------     ------------     ------------     ------------
      Net equity transactions ..........     (17,649,591)      12,706,355       (1,530,046)      (6,313,001)
                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     (14,397,055)      15,421,413      (23,245,812)      23,573,129
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      78,688,253       63,266,840      103,020,698       79,447,569
                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $ 64,291,198       78,688,253       79,774,886      103,020,698
                                            ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ......................       7,052,083        5,878,324        5,705,561        6,183,934
                                            ------------     ------------     ------------     ------------
  Units purchased ......................      13,713,107       14,787,108        2,499,790        1,368,735
  Units redeemed .......................     (15,264,028)     (13,613,349)      (2,664,631)      (1,847,108)
                                            ------------     ------------     ------------     ------------
  Ending units .........................       5,501,162        7,052,083        5,540,720        5,705,561
                                            ============     ============     ============     ============

                                                                                      ASSET MANAGER:
                                                 ASSET MANAGER PORTFOLIO             GROWTH PORTFOLIO
                                                 -----------------------             ----------------
                                                  2000             1999            2000            1999
                                                  ----             ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ................    $    365,895          268,804          101,401          124,730
  Realized gain (loss) on investments ..        (265,297)         237,067          164,029          449,177
  Change in unrealized gain (loss)
    on investments .....................      (2,548,333)         530,833       (3,642,384)         769,030
  Reinvested capital gains .............       1,481,527          652,464        1,253,786          547,838
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................        (966,208)       1,689,168       (2,123,168)       1,890,775
                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................       1,124,231        2,953,233        1,249,039        1,761,923
  Transfers between funds ..............         477,978        1,397,881          909,872          266,037
  Redemptions ..........................      (3,292,871)      (1,361,279)      (2,844,678)      (1,359,200)
  Annuity benefits .....................         (21,857)         (20,740)              --               --
  Annual contract maintenance charges
    (note 2) ...........................          (1,571)          (1,232)          (1,465)          (1,216)
  Contingent deferred sales charges
    (note 2) ...........................         (68,400)         (16,832)         (69,667)         (33,461)
  Adjustments to maintain reserves .....          (3,462)            (227)          (5,277)            (402)
                                            ------------     ------------     ------------     ------------
      Net equity transactions ..........      (1,785,952)       2,950,804         (762,176)         633,681
                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (2,752,160)       4,639,972       (2,885,344)       2,524,456
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      19,808,954       15,168,982       15,748,525       13,224,069
                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $ 17,056,794       19,808,954       12,863,181       15,748,525
                                            ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ......................       1,371,570        1,147,137        1,005,749          960,123
                                            ------------     ------------     ------------     ------------
  Units purchased ......................         314,358          507,334          256,743          253,677
  Units redeemed .......................        (438,543)        (282,901)        (311,160)        (208,051)
                                            ------------     ------------     ------------     ------------
  Ending units .........................       1,247,385        1,371,570          951,332        1,005,749
                                            ============     ============     ============     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  CONTRAFUND PORTFOLIO                INDEX 500 PORTFOLIO
                                                  --------------------                -------------------
                                                 2000              1999              2000              1999
                                                 ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $  (1,476,606)       (1,012,288)         (461,203)         (725,514)
  Realized gain (loss) on investments .        4,491,695         2,792,679         7,026,746         2,272,729
  Change in unrealized gain (loss)
    on investments ....................      (30,864,699)       16,939,484       (27,940,443)       20,210,817
  Reinvested capital gains ............       16,646,176         3,142,250           787,126           539,621
                                           --------------    -------------     -------------     -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (11,203,434)       21,862,125       (20,587,774)       22,297,653
                                           -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        7,583,306        15,425,435        39,857,034        68,490,724
  Transfers between funds .............       27,738,783        12,598,577        14,551,568        11,972,027
  Redemptions .........................      (19,899,217)       (9,111,482)      (19,610,863)       (7,784,885)
  Annuity benefits ....................          (26,793)           (5,188)           (4,243)           (4,205)
  Annual contract maintenance charges
    (note 2) ..........................          (15,073)           (9,550)          (10,949)           (7,966)
  Contingent deferred sales charges
    (note 2) ..........................         (370,937)         (241,426)         (449,218)         (192,353)
  Adjustments to maintain reserves ....          (41,644)            1,500           (15,989)           10,932
                                           -------------     -------------     -------------     -------------
      Net equity transactions .........       14,968,425        18,657,866        34,317,340        72,484,274
                                           -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        3,764,991        40,519,991        13,729,566        94,781,927
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      125,247,172        84,727,181       169,943,912        75,161,985
                                           -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 129,012,163       125,247,172       183,673,478       169,943,912
                                           =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................        6,829,277         5,654,848        10,298,457         5,042,571
                                           -------------     -------------     -------------     -------------
  Units purchased .....................        2,644,383         2,622,438         4,507,732         6,662,239
  Units redeemed ......................       (1,829,243)       (1,448,009)       (2,208,246)       (1,406,353)
                                           -------------     -------------     -------------     -------------
  Ending units ........................        7,644,417         6,829,277        12,597,943        10,298,457
                                           =============     =============     =============     =============


                                                     INVESTMENT GRADE
                                                      BOND PORTFOLIO                    BALANCED PORTFOLIO
                                                      --------------                    ------------------
                                                  2000              1999              2000              1999
                                                  ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $   3,632,524         1,427,711         2,637,465         1,525,651
  Realized gain (loss) on investments .         (167,621)          502,934        10,299,567         6,904,983
  Change in unrealized gain (loss)
    on investments ....................        2,694,015        (4,009,453)      (23,983,666)       (7,941,415)
  Reinvested capital gains ............               --           698,107         3,690,760         4,410,726
                                           -------------     -------------     -------------     -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        6,158,918        (1,380,701)       (7,355,874)        4,899,945
                                           -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       10,084,426        22,958,668         2,512,858         8,215,363
  Transfers between funds .............       (1,306,791)       (3,773,589)      (14,296,716)       (9,589,452)
  Redemptions .........................       (9,400,922)       (5,679,223)      (24,935,631)      (15,577,451)
  Annuity benefits ....................          (30,090)          (18,508)          (17,194)          (11,164)
  Annual contract maintenance charges
    (note 2) ..........................           (2,421)           (2,389)          (13,649)          (14,592)
  Contingent deferred sales charges
    (note 2) ..........................         (181,027)          (97,638)         (434,430)         (268,374)
  Adjustments to maintain reserves ....          (25,650)              668           (54,768)           (7,121)
                                           -------------     -------------     -------------     -------------
      Net equity transactions .........         (862,475)       13,387,989       (37,239,530)      (17,252,791)
                                           -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        5,296,443        12,007,288       (44,595,404)      (12,352,846)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       66,131,246        54,123,958       153,329,365       165,682,211
                                           -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  71,427,689        66,131,246       108,733,961       153,329,365
                                           =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................        6,002,358         4,742,602         8,763,241         9,752,781
                                           -------------     -------------     -------------     -------------
  Units purchased .....................        2,024,675         3,390,600           351,259           820,526
  Units redeemed ......................       (2,077,164)       (2,130,844)       (2,535,638)       (1,810,066)
                                           -------------     -------------     -------------     -------------
  Ending units ........................        5,949,869         6,002,358         6,578,862         8,763,241
                                           =============     =============     =============     =============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 GROWTH & INCOME               GROWTH OPPORTUNITIES
                                                    PORTFOLIO                        PORTFOLIO
                                                    ---------                        ---------
                                              2000             1999            2000             1999
                                              ----             ----            ----             ----
INVESTMENT ACTIVITY:
  Net investment income .............    $   (139,163)        (575,793)         589,003       (2,714,282)
  Realized gain (loss) on investments       4,115,581        2,247,460       74,565,709       47,864,364
  Change in unrealized gain (loss)
    on investments ..................     (12,661,512)       2,419,029     (219,584,853)     (39,675,231)
  Reinvested capital gains ..........       5,191,956          745,516       41,011,135       14,485,535
                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....      (3,493,138)       4,836,212     (103,419,006)      19,960,386
                                         ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       4,483,404       12,202,803        9,595,853       35,348,699
  Transfers between funds ...........         (22,160)       5,105,328     (109,243,976)     (49,733,277)
  Redemptions .......................     (11,963,178)      (6,070,004)     (96,928,843)     (71,916,086)
  Annuity benefits ..................          (2,584)          (2,553)         (19,161)         (16,950)
  Annual contract maintenance charges
    (note 2) ........................          (7,336)          (4,794)         (73,025)         (82,987)
  Contingent deferred sales charges
    (note 2) ........................        (265,556)        (138,826)      (1,827,251)      (1,433,194)
  Adjustments to maintain reserves ..         (31,172)             (95)         (13,695)         (11,788)
                                         ------------     ------------     ------------     ------------
      Net equity transactions .......      (7,808,582)      11,091,859     (198,510,098)     (87,845,583)
                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY     (11,301,720)      15,928,071     (301,929,104)     (67,885,197)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................      73,283,008       57,354,937      707,620,034      775,505,231
                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 61,981,288       73,283,008      405,690,930      707,620,034
                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................       4,343,583        3,653,988       28,962,630       32,522,416
                                         ------------     ------------     ------------     ------------
  Units purchased ...................       1,057,534        1,647,555          955,551        2,540,617
  Units redeemed ....................      (1,532,860)        (957,960)      (9,598,509)      (6,100,403)
                                         ------------     ------------     ------------     ------------
  Ending units ......................       3,868,257        4,343,583       20,319,672       28,962,630
                                         ============     ============     ============     ============


                                                                                 EQUITY-INCOME PORTFOLIO:
                                                  MID CAP PORTFOLIO                   SERVICE CLASS
                                                  -----------------                   -------------
                                                2000             1999             2000             1999
                                                ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $    (12,709)            (672)         252,541            7,758
  Realized gain (loss) on investments         135,623              133         (562,564)          21,235
  Change in unrealized gain (loss)
    on investments ....................       168,916           37,237          988,349          140,395
  Reinvested capital gains ............         1,834            1,264        2,599,370          659,443
                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       293,664           37,962        3,277,696          828,831
                                         ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       341,203           40,902        8,672,984       23,779,450
  Transfers between funds .............     2,307,533          182,565       (2,559,382)      (1,788,457)
  Redemptions .........................      (202,961)            (377)      (3,014,966)      (1,642,855)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................        (2,077)             (65)              --               --
  Contingent deferred sales charges
    (note 2) ..........................        (4,467)              (8)         (75,960)         (39,300)
  Adjustments to maintain reserves ....           (45)           8,682              441             (384)
                                         ------------     ------------     ------------     ------------
      Net equity transactions .........     2,439,186          231,699        3,023,117       20,308,454
                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       2,732,850          269,661        6,300,813       21,137,285
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       269,661               --       40,383,800       19,246,515
                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  3,002,511          269,661       46,684,613       40,383,800
                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................        18,465               --        3,572,262        1,789,453
                                         ------------     ------------     ------------     ------------
  Units purchased .....................       180,404           18,502        1,736,755        2,378,172
  Units redeemed ......................       (43,086)             (37)      (1,443,446)        (595,363)
                                         ------------     ------------     ------------     ------------
  Ending units ........................       155,783           18,465        3,865,571        3,572,262
                                         ============     ============     ============     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  GROWTH PORTFOLIO:                HIGH INCOME PORTFOLIO:
                                                    SERVICE CLASS                      SERVICE CLASS
                                                    -------------                      -------------
                                               2000              1999              2000              1999
                                               ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $  (1,103,369)         (428,098)        2,328,009         1,664,192
  Realized gain (loss) on investments .      1,323,988           333,769        (2,356,094)         (261,788)
  Change in unrealized gain (loss)
    on investments ....................    (27,516,465)       15,360,977        (9,694,123)          228,456
  Reinvested capital gains ............     11,094,915         2,548,095                --            73,278
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (16,200,931)       17,814,743        (9,722,208)        1,704,138
                                         -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     30,627,711        52,001,832         8,606,842        22,326,324
  Transfers between funds .............     13,349,656         5,978,794        (5,957,386)       (1,792,562)
  Redemptions .........................     (7,319,248)       (2,836,596)       (2,814,653)       (1,696,493)
  Annuity benefits ....................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................             --                --                --                --
  Contingent deferred sales charges
    (note 2) ..........................       (170,783)          (67,454)          (68,664)          (42,576)
  Adjustments to maintain reserves ....          1,564                20               465              (173)
                                         -------------     -------------     -------------     -------------
      Net equity transactions .........     36,488,900        55,076,596          (233,396)       18,794,520
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       20,287,969        72,891,339        (9,955,604)       20,498,658
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     92,221,505        19,330,166        40,145,880        19,647,222
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 112,509,474        92,221,505        30,190,276        40,145,880
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................      5,140,107         1,457,519         4,070,554         2,131,865
                                         -------------     -------------     -------------     -------------
  Units purchased .....................      3,114,860         4,388,306         1,235,869         2,779,303
  Units redeemed ......................     (1,044,276)         (705,718)       (1,313,842)         (840,614)
                                         -------------     -------------     -------------     -------------
  Ending units ........................      7,210,691         5,140,107         3,992,581         4,070,554
                                         =============     =============     =============     =============


                                                OVERSEAS PORTFOLIO:                ASSET MANAGER PORTFOLIO:
                                                   SERVICE CLASS                        SERVICE CLASS
                                                   -------------                        -------------
                                               2000              1999              2000              1999
                                               ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $      35,882            (1,888)          241,572            62,005
  Realized gain (loss) on investments .      1,009,706            53,698           (61,525)           36,353
  Change in unrealized gain (loss)
    on investments ....................     (8,920,436)        4,550,431        (1,654,223)          567,272
  Reinvested capital gains ............      1,976,060           162,640           862,863           170,940
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (5,898,788)        4,764,881          (611,313)          836,570
                                         -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................    7,785,388         8,034,832         2,328,388         6,690,715
  Transfers between funds .............      3,663,168         2,565,902          (404,113)          249,737
  Redemptions .........................     (1,583,732)         (684,205)         (782,689)         (204,064)
  Annuity benefits ....................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ............................           --                --                --                --
  Contingent deferred sales charges
    (note 2) ............................      (32,994)          (21,432)          (11,066)           (1,268)
  Adjustments to maintain reserves ....           (349)              149               150               (65)
                                         -------------     -------------     -------------     -------------
      Net equity transactions ...........    9,831,481         9,895,246         1,130,670         6,735,055
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        3,932,693        14,660,127           519,357         7,571,625
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     20,524,132         5,864,005        11,290,214         3,718,589
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  24,456,825        20,524,132        11,809,571        11,290,214
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................      1,375,611           554,075           926,711           335,134
                                         --------------     -------------     -------------     -------------
  Units purchased .....................      1,680,790         1,115,829           333,627           792,634
  Units redeemed ......................       (996,779)         (294,293)         (237,649)         (201,057)
                                         -------------     -------------     -------------     -------------
  Ending units ........................      2,059,622         1,375,611         1,022,689           926,711
                                         =============     =============     =============     =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  ASSET MANAGER:              CONTRAFUND PORTFOLIO:
                                          GROWTH PORTFOLIO: SERVICE CLASS         SERVICE CLASS
                                          -------------------------------         -------------
                                              2000            1999            2000            1999
                                              ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $    79,289          17,114        (461,743)       (233,020)
  Realized gain (loss) on investments .       39,149          40,158         730,470         204,923
  Change in unrealized gain (loss)
    on investments ....................   (2,075,581)        648,775     (13,197,734)      7,493,236
  Reinvested capital gains ............      703,046         113,492       7,533,464         590,393
                                         -----------     -----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   (1,254,097)        819,539      (5,395,543)      8,055,532
                                         -----------     -----------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    2,287,025       5,004,654      16,583,122      32,606,438
  Transfers between funds .............      389,863         (34,469)      2,648,487       2,642,289
  Redemptions .........................     (783,222)       (248,840)     (3,589,508)     (1,829,360)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................      (21,250)           (857)       (105,386)        (33,171)
  Adjustments to maintain reserves ....           40             (58)            272            (232)
                                         -----------     -----------     -----------     -----------
      Net equity transactions .........    1,872,456       4,720,430      15,536,987      33,385,964
                                         -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        618,359       5,539,969      10,141,444      41,441,496
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    8,038,316       2,498,347      56,270,545      14,829,049
                                         -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 8,656,675       8,038,316      66,411,989      56,270,545
                                         ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .....................      626,500         221,587       3,671,713       1,182,940
                                         -----------     -----------     -----------     -----------
  Units purchased .....................      312,449         480,827       1,908,032       2,897,947
  Units redeemed ......................     (158,141)        (75,914)       (846,860)       (409,174)
                                         -----------     -----------     -----------     -----------
  Ending units ........................      780,808         626,500       4,732,885       3,671,713
                                         ===========     ===========     ===========     ===========


                                              BALANCED PORTFOLIO:     DYNAMIC CAPITAL APPRECIATION
                                                 SERVICE CLASS               SERVICE CLASS
                                                 -------------               -------------
                                              2000            1999            2000       1999
                                              ----            ----            ----       ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $   525,628          80,065            (862)      --
  Realized gain (loss) on investments .      (71,879)         21,246         (19,559)      --
  Change in unrealized gain (loss)
    on investments ....................   (2,548,359)        186,954         (47,105)      --
  Reinvested capital gains ............      670,396         302,507              --       --
                                         -----------     -----------     -----------     ----
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................   (1,424,214)        590,772         (67,526)      --
                                         -----------     -----------     -----------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    5,650,356      18,024,696          42,146       --
  Transfers between funds .............   (3,486,496)       (317,408)        576,288       --
  Redemptions .........................   (1,766,264)     (1,210,011)         (1,893)      --
  Annuity benefits ....................           --              --              --       --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --       --
  Contingent deferred sales charges
    (note 2) ..........................      (45,377)        (20,126)             --       --
  Adjustments to maintain reserves ....           61              14          (1,348)      --
                                         -----------     -----------     -----------     ----
      Net equity transactions .........      352,280      16,477,165         615,193       --
                                         -----------     -----------     -----------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY     (1,071,934)     17,067,937         547,667       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   26,616,726       9,548,789              --       --
                                         -----------     -----------     -----------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $25,544,792      26,616,726         547,667       --
                                         ===========     ===========     ===========     ====


CHANGES IN UNITS:
  Beginning units .....................    2,274,717         842,206              --       --
                                         -----------     -----------     -----------     ----
  Units purchased .....................      619,852       1,658,268          65,531       --
  Units redeemed ......................     (582,312)       (225,757)         (2,701)      --
                                         -----------     -----------     -----------     ----
  Ending units ........................    2,312,257       2,274,717          62,830       --
                                         ===========     ===========     ===========     ====

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               GROWTH & INCOME PORTFOLIO:        GROWTH OPPORTUNITIES
                                                     SERVICE CLASS                   SERVICE CLASS
                                                     -------------                   -------------
                                                 2000             1999             2000             1999
                                                 ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $     45,177         (244,796)         251,414         (259,038)
  Realized gain (loss) on investments .         504,826          121,561          (58,368)         172,476
  Change in unrealized gain (loss)
    on investments ....................      (7,738,050)       2,931,577      (25,908,804)       1,770,643
  Reinvested capital gains ............       4,449,952          263,087        6,544,946          946,847
                                           ------------     ------------     ------------     ------------
Net increase (decrease) in contract
  owners' equity resulting from
  operations ..........................      (2,738,095)       3,071,429      (19,170,812)       2,630,928
                                           ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      15,395,920       38,417,327       22,976,314       62,971,895
  Transfers between funds .............      (3,922,403)       1,847,772      (16,139,480)      (3,133,553)
  Redemptions .........................      (4,372,942)      (2,606,487)      (6,057,107)      (4,193,116)
  Annuity benefits ....................              --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (126,043)         (42,609)        (158,673)        (101,294)
  Adjustments to maintain reserves ....           2,507             (819)           3,024           (2,952)
                                           ------------     ------------     ------------     ------------
      Net equity transactions .........       6,977,039       37,615,184          624,078       55,540,980
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       4,238,944       40,686,613      (18,546,734)      58,171,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      59,046,396       18,359,783      104,212,302       46,040,394
                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 63,285,340       59,046,396       85,665,568      104,212,302
                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................       4,429,384        1,481,996        8,482,050        3,858,362
                                           ------------     ------------     ------------     ------------
  Units purchased .....................       1,763,192        3,378,085        2,432,533        5,641,616
  Units redeemed ......................      (1,176,582)        (430,697)      (2,361,115)      (1,017,928)
                                           ------------     ------------     ------------     ------------
  Ending units ........................       5,015,994        4,429,384        8,553,468        8,482,050
                                           ============     ============     ============     ============


                                                   MID CAP PORTFOLIO:         EQUITY-INCOME PORTFOLIO:
                                                     SERVICE CLASS                SERVICE CLASS 2
                                                     -------------                ---------------
                                                 2000             1999            2000        1999
                                                 ----             ----            ----        ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (100,694)          (8,188)         (23,551)      --
  Realized gain (loss) on investments .       2,410,805           44,708           13,852       --
  Change in unrealized gain (loss)
    on investments ....................         972,458          625,152          366,331       --
  Reinvested capital gains ............          22,901           26,122               --       --
                                           ------------     ------------     ------------     ----
Net increase (decrease) in contract
  owners' equity resulting from
  operations ..........................       3,305,470          687,794          356,632       --
                                           ------------     ------------     ------------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       5,793,790        1,862,271        6,798,580       --
  Transfers between funds .............      16,011,152        1,754,802          520,310       --
  Redemptions .........................      (1,325,919)         (16,653)        (156,883)      --
  Annuity benefits ....................              --               --               --       --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --       --
  Contingent deferred sales charges
    (note 2) ..........................         (31,817)            (241)            (672)      --
  Adjustments to maintain reserves ....          10,618              (31)              68       --
                                           ------------     ------------     ------------     ----
      Net equity transactions .........      20,457,824        3,600,148        7,161,403       --
                                           ------------     ------------     ------------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      23,763,294        4,287,942        7,518,035       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       4,287,942               --               --       --
                                           ------------     ------------     ------------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 28,051,236        4,287,942        7,518,035       --
                                           ============     ============     ============     ====


CHANGES IN UNITS:
  Beginning units .....................         293,081               --               --       --
                                           ------------     ------------     ------------     ----
  Units purchased .....................       2,079,195          295,679          733,075       --
  Units redeemed ......................        (920,598)          (2,598)         (16,170)      --
                                           ------------     ------------     ------------     ----
  Ending units ........................       1,451,678          293,081          716,905       --
                                           ============     ============     ============     ====

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      GROWTH PORTFOLIO:                      HIGH INCOME PORTFOLIO:
                                                       SERVICE CLASS 2                          SERVICE CLASS 2
                                                       ---------------                          ---------------
                                                 2000                 1999                2000                 1999
                                                 ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income .............        $   (109,590)                  --             (16,051)                  --
  Realized gain (loss) on investments                 120                   --              (1,357)                  --
  Change in unrealized gain (loss)
    on investments ..................          (3,277,134)                  --            (608,473)                  --
  Reinvested capital gains ..........                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................          (3,386,604)                  --            (625,881)                  --
                                             ------------         ------------        ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          30,025,053                   --           4,920,133                   --
  Transfers between funds ...........             604,786                   --              67,631                   --
  Redemptions .......................            (551,164)                  --             (79,932)                  --
  Annuity benefits ..................                  --                   --                  --                   --
  Annual contract maintenance charges
    (note 2) ........................                  --                   --                  --                   --
  Contingent deferred sales charges
    (note 2) ........................             (14,228)                  --                (781)                  --
  Adjustments to maintain reserves ..                (356)                  --                (173)                  --
                                             ------------         ------------        ------------         ------------
      Net equity transactions .......          30,064,091                   --           4,906,878                   --
                                             ------------         ------------        ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          26,677,487                   --           4,280,997                   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 26,677,487                   --           4,280,997                   --
                                             ============         ============        ============         ============


CHANGES IN UNITS:
  Beginning units ...................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
  Units purchased ...................           2,887,520                   --             560,010                   --
  Units redeemed ....................             (51,129)                  --              (8,812)                  --
                                             ------------         ------------        ------------         ------------
  Ending units ......................           2,836,391                   --             551,198                   --
                                             ============         ============        ============         ============


                                                    OVERSEAS PORTFOLIO:                    ASSET MANAGER PORTFOLIO:
                                                      SERVICE CLASS 2                          SERVICE CLASS 2
                                                      ---------------                          ---------------
                                                 2000                 1999                2000                 1999
                                                 ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income .............        $    (35,191)                  --             (11,669)                  --
  Realized gain (loss) on investments             (52,425)                  --               1,360                   --
  Change in unrealized gain (loss)
    on investments ..................            (821,373)                  --             (97,213)                  --
  Reinvested capital gains ..........                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................            (908,989)                  --            (107,522)                  --
                                             ------------         ------------        ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           8,747,641                   --           3,172,268                   --
  Transfers between funds ...........             187,299                   --              99,166                   --
  Redemptions .......................            (104,635)                  --             (21,257)                  --
  Annuity benefits ..................                  --                   --                  --                   --
  Annual contract maintenance charges
    (note 2) ........................                  --                   --                  --                   --
  Contingent deferred sales charges
    (note 2) ........................                (894)                  --              (1,189)                  --
  Adjustments to maintain reserves ..                (248)                  --                 (56)                  --
                                             ------------         ------------        ------------         ------------
      Net equity transactions .......           8,829,163                   --           3,248,932                   --
                                             ------------         ------------        ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           7,920,174                   --           3,141,410                   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $  7,920,174                   --           3,141,410                   --
                                             ============         ============        ============         ============


CHANGES IN UNITS:
  Beginning units ...................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
  Units purchased ...................             849,737                   --             324,969                   --
  Units redeemed ....................              (9,927)                  --              (2,149)                  --
                                             ------------         ------------        ------------         ------------
  Ending units ......................             839,810                   --             322,820                   --
                                             ============         ============        ============         ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    ASSET MANAGER: GROWTH                  CONTRAFUND PORTFOLIO:
                                                  PORTFOLIO: SERVICE CLASS 2                  SERVICE CLASS 2
                                                  --------------------------                  ---------------
                                                   2000                1999               2000                1999
                                                   ----                ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............        $   (11,664)                 --            (56,047)                 --
  Realized gain (loss) on investments .              6,221                  --              4,743                  --
  Change in unrealized gain (loss)
    on investments ....................           (271,767)                 --           (556,386)                 --
  Reinvested capital gains ............                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           (277,210)                 --           (607,690)                 --
                                               -----------         -----------        -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          3,492,870                  --         14,965,096                  --
  Transfers between funds .............           (145,916)                 --            153,519                  --
  Redemptions .........................            (53,463)                 --           (305,803)                 --
  Annuity benefits ....................                 --                  --                 --                  --
  Annual contract maintenance charges
    (note 2) ..........................                 --                  --                 --                  --
  Contingent deferred sales charges
    (note 2) ..........................             (3,758)                 --             (6,927)                 --
  Adjustments to maintain reserves ....                366                  --               (142)                 --
                                               -----------         -----------        -----------         -----------
      Net equity transactions .........          3,290,099                  --         14,805,743                  --
                                               -----------         -----------        -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          3,012,889                  --         14,198,053                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        $ 3,012,889                  --         14,198,053                  --
                                               ===========         ===========        ===========         ===========

CHANGES IN UNITS:
  Beginning units .....................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
  Units purchased .....................            337,955                  --          1,485,229                  --
  Units redeemed ......................             (5,019)                 --            (29,158)                 --
                                               -----------         -----------        -----------         -----------
  Ending units ........................            332,936                  --          1,456,071                  --
                                               ===========         ===========        ===========         ===========


                                                         BALANCED PORTFOLIO:               DYNAMIC CAPITAL APPRECIATION:
                                                           SERVICE CLASS 2                        SERVICE CLASS 2
                                                           ---------------                        ---------------
                                                      2000                1999               2000                1999
                                                      ----                ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............        $   (16,082)                 --             (1,692)                 --
  Realized gain (loss) on investments .                316                  --                (76)                 --
  Change in unrealized gain (loss)
    on investments ....................           (143,425)                 --            (60,211)                 --
  Reinvested capital gains ............                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................           (159,191)                 --            (61,979)
                                               -----------         -----------        -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          4,536,523                  --          1,124,703                  --
  Transfers between funds .............             43,814                  --            146,390                  --
  Redemptions .........................            (55,282)                 --             (7,913)                 --
  Annuity benefits ....................                 --                  --                 --                  --
  Annual contract maintenance charges
    (note 2) ..........................                 --                  --                 --                  --
  Contingent deferred sales charges
    (note 2) ..........................               (168)                 --                 --                  --
  Adjustments to maintain reserves ....                (54)                 --                (51)                 --
                                               -----------         -----------        -----------         -----------
      Net equity transactions .........          4,524,833                  --          1,263,129                  --
                                               -----------         -----------        -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          4,365,642                  --          1,201,150                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        $ 4,365,642                  --          1,201,150                  --
                                               ===========         ===========        ===========         ===========

CHANGES IN UNITS:
  Beginning units .....................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
  Units purchased .....................            470,836                  --            141,539                  --
  Units redeemed ......................             (5,601)                 --               (982)                 --
                                               -----------         -----------        -----------         -----------
  Ending units ........................            465,235                  --            140,557                  --
                                               ===========         ===========        ===========         ===========


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 GROWTH & INCOME PORTFOLIO:    GROWTH OPPORTUNITIES              MID CAP PORTFOLIO:
                                                     SERVICE CLASS 2         PORTFOLIO: SERVICE CLASS 2           SERVICE CLASS 2
                                                     ---------------         --------------------------           ---------------
                                                  2000            1999          2000             1999          2000            1999
                                                  ----            ----          ----             ----          ----            ----
INVESTMENT ACTIVITY:
  Net investment income .................... $    (47,549)         --           (39,824)          --            (9,318)          --
  Realized gain (loss) on investments ......          856          --                 1           --            15,206           --
  Change in unrealized gain (loss)
    on investments .........................     (251,948)         --        (1,082,761)          --           658,260           --
  Reinvested capital gains .................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................     (298,641)         --        (1,122,584)          --           664,148           --
                                             ------------        ----      ------------         ----      ------------         ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................   11,858,503          --        10,645,203           --        12,973,170           --
  Transfers between funds ..................      174,142          --           181,118           --           554,413           --
  Redemptions ..............................     (234,001)         --          (202,101)          --          (248,058)          --
  Annuity benefits .........................           --          --                --           --                --           --
  Annual contract maintenance charges
    (note 2) ...............................           --          --                --           --                --           --
  Contingent deferred sales charges
    (note 2) ...............................       (3,625)         --            (2,320)          --            (4,107)          --
  Adjustments to maintain reserves .........          (36)         --              (257)          --             1,249           --
                                             ------------        ----      ------------         ----      ------------         ----
      Net equity transactions ..............   11,794,983          --        10,621,643           --        13,276,667           --
                                             ------------        ----      ------------         ----      ------------         ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   11,496,342          --         9,499,059           --        13,940,815           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...... $ 11,496,342          --         9,499,059           --        13,940,815           --
                                             ============        ====      ============         ====      ============         ====

CHANGES IN UNITS:
  Beginning units ..........................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
  Units purchased ..........................    1,213,547          --         1,161,766           --           990,842           --
  Units redeemed ...........................      (23,037)         --           (21,249)          --           (18,248)          --
                                             ------------        ----      ------------         ----      ------------         ----
  Ending units .............................    1,190,510          --         1,140,517           --           972,594           --
                                             ============        ====      ============         ====      ============         ====


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

      (b)   The Contracts

            Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

            With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Funds available in the Fidelity Advisor Classic and Select
               Products:

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                 Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Money Market Portfolio: Initial Class
                   (FidVIPMMkt) (also available in the Fidelity Advisor Generations product)
                 Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

               Portfolios of the Fidelity Variable Insurance Products Fund
               II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Initial
                   Class (FidVIPAMGr)
                 Fidelity VIP-II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                 Fidelity VIP-II - Index 500 Portfolio: Initial Class
                   (FidVIPI500) (also available in the Fidelity Advisor Generations product)
                 Fidelity VIP-II - Investment Grade Bond Portfolio: Initial
                   Class (FidVIPIGBd) (also available in the Fidelity Advisor Generations Annuity product)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Initial Class
                   (FidVIPBal)
                 Fidelity VIP-III - Growth & Income Portfolio: Initial Class
                   (FidVIPGrIn)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Initial
                   Class (FidVIPGrOp)
                 Fidelity VIP-III - Mid Cap Portfolio: Initial Class
                   (FidVIPMCap)

               Funds available in the Fidelity Advisor Generations product:

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                 Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Service Class
                   (FidVIPAMS)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                   Class (FidVIPAMGrS)
                 Fidelity VIP-II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

               Portfolios of the Fidelity Variable Insurance Products Fund
               III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Service Class
                   (FidVIPBalS)
                 Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service
                   Class (FidVIPDyCapS)
                 Fidelity VIP-III - Growth & Income Portfolio: Service Class
                   (FidVIPGrInS)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOpS)
                 Fidelity VIP-III - Mid Cap Portfolio: Service Class
                   (FidVIPMCapS)

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Service Class 2
                   (FidVIPEI2)
                 Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2) Fidelity VIP - High Income Portfolio: Service Class 2
                   (FidVIPHI2)
                 Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)

               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Service Class 2
                   (FidVIPAM2)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                   Class 2 (FidVIPAMGr2)
                 Fidelity VIP-II - Contrafund Portfolio: Service Class 2
                   (FidVIPCon2)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Service Class 2
                   (FidVIPBal2)
                 Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service
                    Class 2 (FidVIPDyCap2)
                 Fidelity VIP-III - Growth & Income Portfolio: Service Class 2
                   (FidVIPGrIn2)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Service
                   Class 2 (FidVIPGrOp2)
                 Fidelity VIP-III - Mid Cap Portfolio: Service Class 2
                   (FidVIPMCap2)

            At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)    Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f)   Calculation of Annuity Reserves

            Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company:

      For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

      For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.50% if the death benefit option is utilized.

      For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


The following table provides mortality, expense and administration charges by asset fee rate for the year ended December 31, 2000:

                                TOTAL                FIDVEQIN               FIDVGR                FIDVHIIN              FIDVMMKT
                             -----------           -----------            -----------            -----------           -----------
0.95% .................      $ 3,042,418                    --                     --                     --                63,117
1.00% .................        2,746,138                    --                     --                     --                70,842
1.05% .................          617,685                    --                     --                     --                20,379
1.10% .................           68,063                    --                     --                     --                   577
1.15% .................           44,070                    --                     --                     --                 3,257
1.20% .................           18,354                    --                     --                     --                    51
1.25% .................            9,856                    --                     --                     --                     1
1.30% .................        1,765,616                51,554                197,400                 88,862                43,952
1.35% .................              490                    --                     --                     --                    --
1.40% .................       19,371,426               808,563              2,179,227              1,404,915               653,222
1.45% .................          642,605                33,978                123,421                 25,983                12,661
1.50% .................          144,163                10,883                 21,319                  8,831                 9,689
1.55% .................           26,281                    --                     --                     --                 1,257
1.60% .................           25,525                    --                     --                     --                 3,438
1.65% .................            4,701                    --                     --                     --                    16
1.70% .................            2,163                    --                     --                     --                   528
1.75% .................            2,278                    --                     --                     --                    --
1.80% .................              352                    --                     --                     --                    --
1.85% .................              139                    --                     --                     --                    --
1.90% .................            1,680                    --                     --                     --                    --
1.95% .................              779                    --                     --                     --                    --
2.00% .................              114                    --                     --                     --                    --
0.95% EV ..............           23,939                    --                     --                     --                 1,191
1.00% EV ..............           39,667                    --                     --                     --                   331
1.05% EV ..............            3,101                    --                     --                     --                   803
1.10% EV ..............            5,437                    --                     --                     --                   102
1.15% EV ..............            4,218                    --                     --                     --                   470
1.20% EV ..............            1,018                    --                     --                     --                    --
1.25% EV ..............              985                    --                     --                     --                   110
1.30% EV ..............              566                    --                     --                     --                    --
1.35% EV ..............               65                    --                     --                     --                    --
1.40% EV ..............               21                    --                     --                     --                    --
1.45% EV ..............              211                    --                     --                     --                    --
1.50% EV ..............               78                    --                     --                     --                    --
1.55% EV ..............               23                    --                     --                     --                    --
                             -----------           -----------            -----------            -----------           -----------
  Total ...............    $  28,614,225               904,978              2,521,367              1,528,591               885,994
                           =============               =======              =========              =========               =======


                               FIDVOVSE               FIDVAM                FIDVAMGR               FIDVCON               FIDVI500
                              ----------            ----------             ----------             ----------            ----------
0.95% .................       $       --                    --                     --                     --               481,515
1.00% .................               --                    --                     --                     --               298,643
1.05% .................               --                    --                     --                     --                61,395
1.10% .................               --                    --                     --                     --                 6,243
1.15% .................               --                    --                     --                     --                 2,129
1.20% .................               --                    --                     --                     --                 5,028

Continued                      FIDVOVSE               FIDVAM                FIDVAMGR               FIDVCON               FIDVI500
                              ----------            ----------             ----------             ----------            ----------
1.25% .................               --                    --                     --                     --                   741
1.30% .................          116,724                11,783                 11,315                148,504               114,123
1.35% .................               --                    --                     --                     --                   103
1.40% .................        1,257,824               237,939                190,250              1,721,747             1,194,223
1.45% .................           16,262                10,222                  4,439                 55,563                66,858
1.50% .................            4,473                 3,011                  1,862                  9,364                16,881
1.55% .................               --                    --                     --                     --                 1,071
1.60% .................               --                    --                     --                     --                 1,269
1.65% .................               --                    --                     --                     --                 1,435
1.70% .................               --                    --                     --                     --                    81
1.75% .................               --                    --                     --                     --                   508
1.80% .................               --                    --                     --                     --                    46
1.85% .................               --                    --                     --                     --                    58
1.90% .................               --                    --                     --                     --                     8
1.95% .................               --                    --                     --                     --                    19
2.00% .................               --                    --                     --                     --                    28
0.95% EV ..............               --                    --                     --                     --                 4,774
1.00% EV ..............               --                    --                     --                     --                 3,592
1.05% EV ..............               --                    --                     --                     --                   164
1.10% EV ..............               --                    --                     --                     --                   240
1.15% EV ..............               --                    --                     --                     --                   248
1.20% EV ..............               --                    --                     --                     --                   209
1.25% EV ..............               --                    --                     --                     --                   112
1.30% EV ..............               --                    --                     --                     --                   123
1.35% EV ..............               --                    --                     --                     --                     7
1.40% EV ..............               --                    --                     --                     --                     5
1.45% EV ..............               --                    --                     --                     --                     3
1.55% EV ..............               --                    --                     --                     --                     6
                              ----------            ----------             ----------             ----------            ----------
Total .................       $1,395,283               262,955                207,866              1,935,178             2,261,888
                              ==========            ==========             ==========             ==========            ==========


                                    FIDVIGBD             FIDVBAL              FIDVGRIN              FIDVGROP             FIDVMCAP
                                   ---------            ---------             ---------             ---------            ---------
0.95% .................            $ 118,716                   --                    --                    --                   --
1.00% .................               83,710                   --                    --                    --                   --
1.05% .................               40,602                   --                    --                    --                   --
1.10% .................                5,715                   --                    --                    --                   --
1.15% .................                1,472                   --                    --                    --                   --
1.20% .................                  272                   --                    --                    --                   --
1.25% .................                  838                   --                    --                    --                   --
1.30% .................               34,174              162,551                61,500               696,958               24,515
1.40% .................              504,191            1,609,504               832,412             6,703,007                   --
1.45% .................               10,371               15,132                32,288                68,483                   --
1.50% .................                4,152                4,260                 8,505                29,252                   --
1.55% .................                  144                   --                    --                    --                   --
1.60% .................                  193                   --                    --                    --                   --
1.65% .................                  462                   --                    --                    --                   --
1.70% .................                   31                   --                    --                    --                   --
1.80% .................                   12                   --                    --                    --                   --
1.85% .................                   11                   --                    --                    --                   --
0.95% EV ..............                  280                   --                    --                    --                   --
1.00% EV ..............                  556                   --                    --                    --                   --

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



Continued                          FidViGBd             FidVBal              FidVGrin              FidVGrOp             FidVMCap
                                   ---------            ---------             ---------             ---------            ---------
1.05% EV ..............                   50                   --                    --                    --                   --
1.10% EV ..............                   82                   --                    --                    --                   --
1.15% EV ..............                   37                   --                    --                    --                   --
1.20% EV ..............                   75                   --                    --                    --                   --
1.25% EV ..............                    6                   --                    --                    --                   --
1.35% EV ..............                    2                   --                    --                    --                   --
1.40% EV ..............                    6                   --                    --                    --                   --
                                   ---------            ---------             ---------             ---------            ---------
Total .................              806,160            1,791,447               934,705             7,497,700               24,515
                                   =========            =========             =========             =========            =========


                                   FidVEqinS             FidVGrS              FidVHilnS             FidVOvSeS             FidVAMS
                                   ---------            ---------             ---------             ---------            ---------
0.95% .................            $ 199,299              521,808               201,691               125,274               51,503
1.00% .................              165,688              521,456               133,130               102,243               48,497
1.05% .................               44,931              101,671                35,693                23,672               14,995
1.10% .................                3,087                7,394                 2,133                 2,025                   --
1.15% .................                  585                9,921                 1,064                   450                  415
1.20% .................                  453                2,139                   386                   568                  153
1.25% .................                  198                1,535                   331                   428                  387
1.30% .................                   80                  434                    --                    32                   --
1.35% .................                   --                   57                    --                    --                   --
1.40% .................                1,850                5,699                 1,824                 3,295                  181
1.45% .................                4,725               16,388                 4,330                 6,765                1,942
1.50% .................                  104                  852                   136                   156                   69
1.55% .................                   --                  379                    --                   263                   --
1.60% .................                   --                2,550                    --                 2,231                   --
1.65% .................                   --                  317                    14                     9                   --
1.70% .................                   --                  144                    --                    --                   --
1.75% .................                   --                  388                    --                   386                   --
0.95% EV ..............                  252                  601                   299                   413                   50
1.00% EV ..............                  112                2,276                   228                   997                  280
1.05% EV ..............                    6                   10                     2                    11                   --
1.10% EV ..............                   --                   58                    --                    38                   --
1.15% EV ..............                   --                   98                    --                    94                   --
1.20% EV ..............                   --                   22                    --                    --                   --
1.25% EV ..............                   --                   17                    --                    --                   --
1.30% EV ..............                   --                   77                    --                    82                   --
                                   ---------            ---------             ---------             ---------            ---------
Total .................            $ 421,370            1,196,291               381,261               269,432              118,472
                                   =========            =========             =========             =========            =========


                                     FidVAMGrS            FidVConS             FidVBalS             FidVCAppS           FidVGRinS
                                     ---------            --------             --------             ---------           ---------
0.95% .................               $34,365              287,613              119,553                  479              247,088
1.00% .................                40,350              286,637              112,605                  281              301,862
1.05% .................                12,939               63,490               23,391                   71               63,660
1.10% .................                   585                3,163                2,668                   --                4,176
1.15% .................                    --                7,018                  987                   --                5,107
1.20% .................                   299                1,249                   65                   --                1,148
1.25% .................                    46                  847                  185                   --                  661
1.30% .................                   157                  258                   --                   --                   88
1.35% .................                    --                   46                   --                   --                   --

Continued                            FidVAMGrS            FidVConS             FidVBalS             FidVCAppS           FidVGrinS
                                     ---------            --------             --------             ---------           ---------
1.40% .................                   516                2,968                1,439                    2                4,231
1.45% .................                    --               10,723                  636                   --                7,262
1.50% .................                    67                  675                  297                   --                  130
1.55% .................                    --                  406                   --                   --                   --
1.60% .................                    --                1,792                   --                   --                   --
1.65% .................                    50                  295                   --                   --                   --
1.70% .................                    --                    2                   --                   --                   --
1.85% .................                    --                   50                   --                   --                   --
0.95% EV ..............                    56                  473                  138                   11                  448
1.00% EV ..............                    --                1,490                  124                   18                  809
1.05% EV ..............                    --                   11                   --                   --                   --
1.10% EV ..............                    --                   59                   --                   --                   --
1.15% EV ..............                    --                   --                   --                   --                   --
1.20% EV ..............                    12                   11                   --                   --                   --
1.25% EV ..............                    --                   --                   --                   --                   --
1.30% EV ..............                    --                   --                   --                   --                   --
1.35% EV ..............                    --                   --                   --                   --                   --
1.40% EV ..............                    --                   --                   --                   --                   --
1.45% EV ..............                    --                   --                   --                   --                   --
1.50% EV ..............                    --                   --                   --                   --                   --
1.55% EV ..............                    --                   --                   --                   --                   --
                                      -------              -------              -------              -------              -------
Total .................               $89,442              669,276              262,088                  862              636,670
                                      =======              =======              =======              =======              =======


                                    FidVGrOpS            FidVMCapS2           FidVEqinS2            FidVGrS2             FidVHilnS2
                                    ---------            ----------           ----------            --------             ----------
0.95% .................              $449,932               70,693                4,570               21,058                2,762
1.00% .................               424,749               92,036                3,507               16,365                2,693
1.05% .................                85,392               20,411                  218                1,290                  306
1.10% .................                 7,265                1,259                1,956                5,996                1,769
1.15% .................                 6,158                  338                   92                1,823                  376
1.20% .................                 1,522                  244                  410                  867                  294
1.25% .................                   760                  573                  181                  609                  120
1.30% .................                   157                   38                    7                   95                   18
1.35% .................                    --                   --                   27                   78                    9
1.40% .................                 7,575                1,278                1,989               10,568                1,619
1.45% .................                 7,484                7,327                3,774               23,867                2,661
1.50% .................                   286                  289                1,458                1,951                   43
1.55% .................                   139                  587                1,899                5,693                1,068
1.60% .................                   340                  690                  371                4,198                  537
1.65% .................                    49                   --                   63                  643                  185
1.70% .................                   143                  154                   93                  404                    1
1.75% .................                    --                  401                   --                  175                   --
1.80% .................                    --                   --                   18                   83                   11
1.90% .................                    --                   --                   34                  402                   --
1.95% .................                    --                   --                   --                  464                   --
2.00% .................                    --                   --                   --                   28                   --
0.95% EV ..............                   519                  407                  700                3,725                  502
1.00% EV ..............                   470                1,304                1,181                6,130                  657
1.05% EV ..............                    13                    6                  344                  517                   48
1.10% EV ..............                    24                   93                  394                1,128                  205
1.15% EV ..............                    45                  113                  164                  872                  135

                                                                     (continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Continued                           FidVGrOpS            FidVMCapS2           FidVEqinS2            FidVGrS2             FidVHilnS2
                                    ---------            ----------           ----------            --------             ----------
1.20% EV ..............                    10                   --                   25                  171                   30
1.25% EV ..............                    16                   21                   68                  212                   --
1.30% EV ..............                    --                   84                   --                   59                   --
1.35% EV ..............                    --                   --                    3                   15                    2
1.45% EV ..............                    --                   --                    5                   46                   --
1.50% EV ..............                    --                   --                   --                   53                   --
1.55% EV ..............                    --                   --                   --                    5                   --
                                     --------             --------             --------             --------             --------
Total .................              $993,048              198,346               23,551              109,590               16,051
                                     ========             ========             ========             ========             ========


                                     FidVOvSeS2           FidVAMS2             FidVAMGrS2           FidVConS2            FidVBalS2
                                     ----------           --------             ----------           ---------            ---------
0.95% .................               $ 4,689                1,836                2,367                9,068                2,756
1.00% .................                 4,698                1,357                  226               10,044                2,487
1.05% .................                   486                   --                  330                  718                  178
1.10% .................                 1,555                  618                  659                1,557                  438
1.15% .................                   104                  236                   35                  625                  116
1.20% .................                   387                  348                  210                  748                  194
1.25% .................                    78                   19                   13                  424                   89
1.30% .................                    40                   50                   --                   61                   --
1.35% .................                    11                   --                    5                   64                    2
1.40% .................                 4,445                1,263                  925                6,031                1,447
1.45% .................                 9,778                3,092                3,324               12,801                4,955
1.50% .................                   438                  177                  800                1,651                  175
1.55% .................                 1,919                  310                  233                2,161                  314
1.60% .................                 1,301                  535                1,017                2,838                   90
1.65% .................                   135                    7                   11                  330                   --
1.70% .................                    70                   --                   11                  154                   29
1.75% .................                   150                   --                   --                   86                   --
1.80% .................                    64                   --                   --                   34                    2
1.85% .................                    --                   10                   --                   --                   10
1.90% .................                   236                   --                   --                   29                  365
1.95% .................                     3                  196                   19                   25                   --
0.95% EV ..............                 1,324                  389                  274                2,073                  409
1.00% EV ..............                 2,373                  846                  858                3,123                1,772
1.05% EV ..............                   106                   69                   96                  251                   25
1.10% EV ..............                   379                  108                   83                  432                  146
1.15% EV ..............                   239                  171                  155                  521                   30
1.20% EV ..............                    61                    2                    9                  103                    4
1.25% EV ..............                    50                   --                    4                   40                   --
1.30% EV ..............                    34                   --                   --                   44                   --
1.35% EV ..............                    10                   --                   --                    5                   --
1.40% EV ..............                    --                    5                   --                   --                    5
1.45% EV ..............                    28                   --                   --                    6                   44
1.50% EV ..............                    --                   25                   --                   --                   --
1.55% EV ..............                    --                   --                   --                   --                   --
                                      -------              -------              -------              -------              -------
Total .................               $35,191               11,669               11,664               56,047               16,082
                                      =======              =======              =======              =======              =======

                                  FidVCAppS2               FidVGrinS2               FidVGrOpS2               FidVMCapS
                                  ----------               ----------               ----------               ---------
0.95% .................             $   74                    5,177                    8,457                    6,958
1.00% .................                194                    8,052                    8,057                    5,729
1.05% .................                  3                      667                      409                      388
1.10% .................                 --                    2,359                    2,831                    2,035
1.15% .................                 --                      531                      664                      567
1.20% .................                 16                      497                      353                      453
1.25% .................                 --                      307                      241                      244
1.30% .................                 --                       69                       35                       82
1.35% .................                 --                       35                        2                       51
1.40% .................                228                    4,654                    5,090                    5,285
1.45% .................                257                   13,953                    6,436                   14,464
1.50% .................                 --                      837                      202                      888
1.55% .................                 --                    3,014                    1,942                    3,482
1.60% .................                 --                      205                      866                    1,064
1.65% .................                 --                       48                      265                      367
1.70% .................                 --                       29                      215                       74
1.75% .................                 --                       --                       --                      184
1.80% .................                 --                       20                       --                       62
1.90% .................                 --                      557                       --                       49
1.95% .................                 --                       14                       22                       17
2.00% .................                 --                       29                       --                       29
0.95% EV ..............                225                    1,299                    1,311                    1,796
1.00% EV ..............                401                    3,949                    1,576                    4,214
1.05% EV ..............                 20                      133                      148                      268
1.10% EV ..............                 71                      664                      408                      723
1.15% EV ..............                 65                      224                      190                      347
1.20% EV ..............                 47                       47                       45                      135
1.25% EV ..............                 91                       97                       59                       82
1.30% EV ..............                 --                       --                       --                       63
1.35% EV ..............                 --                        7                       --                       14
1.45% EV ..............                 --                       69                       --                       10
1.55% EV ..............                 --                        6                       --                        6
                                    ------                   ------                   ------                   ------
Total .................             $1,692                   47,549                   39,824                   50,130
                                    ======                   ======                   ======                   ======


(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners equity as of December 31, 2000, and total return for each of the years in the five year period ended December 31, 2000.


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP- Equity-Income Portfolio:
  Initial Class ....................................     1.30%         269,501   $       15.167348   $   4,087,615        7.02%
                                                         1.40%       3,882,249           15.106920      58,648,825        6.91%
                                                         1.45%         187,086           12.730017       2,381,608        6.86%
                                                         1.50%          68,914           12.709684         875,875        6.80%

Fidelity VIP- Growth Portfolio:
  Initial Class ....................................     1.30%         760,925           19.071724      14,512,152      (12.13)%
                                                         1.40%       7,489,252           18.995761     142,264,041      (12.22)%
                                                         1.45%         447,316           16.377655       7,325,987      (12.26)%
                                                         1.50%          75,389           16.351497       1,232,723      (12.31)%

Fidelity VIP- High Income Portfolio:
  Initial Class ....................................     1.30%         523,405            9.158626       4,793,671      (23.48)%
                                                         1.40%       8,057,836            9.120099      73,488,262      (23.55)%
                                                         1.45%         171,239            7.775236       1,331,424      (23.59)%
                                                         1.50%          64,360            7.762794         499,613      (23.63)%

Fidelity VIP- Money Market Portfolio:
  Initial Class ....................................     0.95%         667,253           11.418931       7,619,316        5.33%
                                                         1.00%         746,409           11.402151       8,510,668        5.28%
                                                         1.05%         198,954           11.385393       2,265,169        5.22%
                                                         1.10%          10,708           10.804422         115,694        5.17%
                                                         1.20%             533           10.786230           5,749        5.06%
                                                         1.30%         267,927           11.883085       3,183,799        4.96%
                                                         1.40%       3,292,556           11.833100      38,961,144        4.85%
                                                         1.45%          94,186           11.364567       1,070,383        4.80%
                                                         1.50%          37,534           11.346346         425,874        4.75%
                                                         1.65%              19           10.704521             203        4.59%

  Extra Value ......................................     1.40%          52,177           11.838045         617,674        4.88%***
                                                         1.45%          29,338           11.369330         333,553        4.83%***
                                                         1.50%          43,161           11.351115         489,925        4.77%***
                                                         1.55%          12,097           10.876586         131,574        4.72%***
                                                         1.60%          29,516           10.865114         320,695        4.67%***
                                                         1.70%          18,793           10.842192         203,757        4.56%***

Fidelity VIP- Overseas Portfolio:
  Initial Class ....................................     1.30%         507,364           14.489156       7,351,276      (20.16)%
                                                         1.40%       4,932,146           14.428235      71,162,162      (20.24)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP- Equity-Income Portfolio:
  Initial Class ....................................     4.95%              10.18%                23.83%***                --
                                                         4.84%              10.06%                23.70%***                --
                                                         4.79%              10.01%                20.70%***                --
                                                         4.73%               9.95%                20.65%***                --

Fidelity VIP- Growth Portfolio:
  Initial Class ....................................    35.65%              37.68%                17.12%***                --
                                                        35.51%              37.54%                17.00%***                --
                                                        35.45%              37.47%                 1.58%***                --
                                                        35.38%              37.40%                 1.53%***                --

Fidelity VIP- High Income Portfolio:
  Initial Class ....................................     6.75%              (5.57)%               16.14%                13.39%***
                                                         6.64%              (5.67)%               16.02%                13.28%***
                                                         6.59%              (5.72)%                7.80%***                --
                                                         6.53%              (5.76)%                7.75%***                --

Fidelity VIP- Money Market Portfolio:
  Initial Class ....................................     4.17%               4.43%***                --                    --
                                                         4.12%               4.38%***                --                    --
                                                         4.06%               4.32%***                --                    --
                                                         4.11%***              --                    --                    --
                                                         4.00%***              --                    --                    --
                                                         3.80%               4.09%                 4.11%                 3.88%***
                                                         3.70%               3.99%                 4.00%                 3.78%***
                                                         3.64%               3.94%                 3.93%***                --
                                                         3.59%               3.88%                 3.88%***                --
                                                         3.53%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Initial Class ....................................    40.77%              11.29%                10.11%                31.15%***
                                                        40.63%              11.17%                 9.99%                31.05%***

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.45%          76,976           12.320308         948,368      (20.28)%
                                                         1.50%          24,233           12.300620         298,081      (20.32)%

Fidelity VIP II- Asset Manager Portfolio:
  Initial Class ....................................     1.30%          61,148           13.769680         841,988       (5.17)%
                                                         1.40%       1,115,257           13.714827      15,295,557       (5.27)%
                                                         1.45%          54,932           11.999629         659,164       (5.31)%
                                                         1.50%          16,047           11.980443         192,250       (5.36)%

Fidelity VIP II- Asset Manager: Growth Portfolio:
  Initial Class ....................................     1.30%          55,193           13.631324         752,354      (13.60)%
                                                         1.40%         861,064           13.577036      11,690,697      (13.69)%
                                                         1.45%          25,683           11.625620         298,581      (13.73)%
                                                         1.50%           9,392           11.607029         109,013      (13.78)%

Fidelity VIP II- Contrafund Portfolio:
  Initial Class ....................................     1.30%         640,481           17.030483      10,907,701       (7.83)%
                                                         1.40%       6,707,116           16.962632     113,770,340       (7.92)%
                                                         1.45%         254,588           14.366179       3,657,457       (7.97)%
                                                         1.50%          42,232           14.343222         605,743       (8.02)%

Fidelity VIP-II- Index 500 Portfolio:
  Initial Class ....................................     0.95%       3,792,958           13.087430      49,640,072      (10.16)%
                                                         1.00%       2,272,304           13.068369      29,695,307      (10.21)%
                                                         1.05%         425,793           13.049356       5,556,324      (10.25)%
                                                         1.10%         107,389            9.722536       1,044,093      (10.30)%
                                                         1.15%          29,731            9.714380         288,818      (10.34)%
                                                         1.20%          79,152            9.706237         768,268      (10.39)%
                                                         1.25%          19,211            9.698102         186,310      (10.43)%
                                                         1.30%         483,681           16.867202       8,158,345      (10.48)%
                                                         1.35%           1,658            9.681826          16,052      (10.52)%
                                                         1.40%       4,543,596           16.800024      76,332,522      (10.57)%
                                                         1.45%         213,976           13.870024       2,967,852      (10.61)%
                                                         1.50%          79,601           13.847864       1,102,304      (10.66)%
                                                         1.55%           2,613            9.649314          25,214      (10.70)%
                                                         1.60%           1,476            9.641192          14,230      (10.75)%
                                                         1.65%           3,975            9.633081          38,291      (10.79)%
                                                         1.70%           2,702            9.624951          26,007      (10.84)%
                                                         1.80%             118            9.608747           1,134      (10.93)%
                                                         1.85%             253            9.600631           2,429      (10.97)%
  Extra Value ......................................     1.40%         203,738           16.811505       3,425,142       (9.25)%***
                                                         1.45%         248,030           13.879517       3,442,537       (9.30)%***
                                                         1.50%           7,124           13.857367          98,720       (9.34)%***
                                                         1.55%          19,337           10.498705         203,013       (9.39)%***
                                                         1.60%          20,679           10.488300         216,888       (9.44)%***
                                                         1.65%          23,911           10.477911         250,537       (9.48)%***
                                                         1.70%           4,755           10.467539          49,773       (9.53)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                        40.56%              11.12%                (6.54)%***               --
                                                        40.49%              11.06%                (6.59)%***               --

Fidelity VIP II- Asset Manager Portfolio:
  Initial Class ....................................     9.65%              13.56%                17.54%***                --
                                                         9.54%              13.44%                17.43%***                --
                                                         9.48%              13.38%                12.95%***                --
                                                         9.43%              13.33%                12.90%***                --

Fidelity VIP II- Asset Manager: Growth Portfolio:
  Initial Class ....................................    13.76%              16.04%                20.60%***                --
                                                        13.64%              15.93%                20.48%***                --
                                                        13.59%              15.87%                14.84%***                --
                                                        13.53%              15.81%                14.79%***                --

Fidelity VIP II- Contrafund Portfolio:
  Initial Class ....................................    22.64%              28.29%                18.41%***                --
                                                        22.52%              28.16%                18.29%***                --
                                                        22.45%              28.10%                (2.98)%***               --
                                                        22.39%              28.03%                (3.03)%***               --

Fidelity VIP-II- Index 500 Portfolio:
  Initial Class ....................................    19.37%              24.70%***                --                    --
                                                        19.31%              24.63%***                --                    --
                                                        19.25%              24.57%***                --                    --
                                                        12.60%***              --                    --                    --
                                                        12.55%***              --                    --                    --
                                                        12.49%***              --                    --                    --
                                                        12.44%***              --                    --                    --
                                                        18.94%              26.66%                26.46%***                --
                                                        12.33%***              --                    --                    --
                                                        18.82%              26.53%                26.33%***                --
                                                        18.76%              26.47%                20.48%***                --
                                                        18.70%              26.40%                20.43%***                --
                                                        12.11%***              --                    --                    --
                                                        12.06%***              --                    --                    --
                                                        12.00%***              --                    --                    --
                                                        11.95%***              --                    --                    --
                                                        11.84%***              --                    --                    --
                                                        11.78%***              --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                     (continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.75%           7,930           10.457155          82,925       (9.57)%***
                                                         1.80%             618           10.446770           6,456       (9.62)%***
                                                         1.85%             560           10.436404           5,844       (9.67)%***
                                                         1.90%             416           10.426051           4,337       (9.71)%***
                                                         2.00%             659           10.405331           6,857       (9.80)%***
Fidelity VIP-II- Investment Grade Bond Portfolio:
  Initial Class ....................................     0.95%       1,198,221           11.543603      13,831,788       10.17%
                                                         1.00%         902,645           11.526779      10,404,589       10.11%
                                                         1.05%         382,769           11.510006       4,405,673       10.06%
                                                         1.10%          86,761           10.795593         936,636       10.00%
                                                         1.15%          21,365           10.786552         230,455        9.95%
                                                         1.20%           8,974           10.777507          96,717        9.89%
                                                         1.25%          11,996           10.768479         129,179        9.84%
                                                         1.30%         177,981           12.474251       2,220,180        9.78%
                                                         1.40%       2,966,213           12.421795      36,845,690        9.67%
                                                         1.45%          56,100           11.634088         652,672        9.62%
                                                         1.50%          29,851           11.615489         346,734        9.56%

  Extra Value ......................................     1.40%          24,704           12.423558         306,912       11.28%***
                                                         1.45%          57,845           11.635756         673,070       11.23%***
                                                         1.50%           4,374           11.617183          50,814       11.17%***
                                                         1.55%           5,486           10.651391          58,434       11.12%***
                                                         1.60%           4,148           10.640829          44,138       11.06%***
                                                         1.65%           9,171           10.630296          97,490       11.01%***
                                                         1.70%             505           10.619754           5,363       10.95%***
                                                         1.80%             176           10.598673           1,865       10.84%***
                                                         1.85%             584           10.588147           6,183       10.78%***

Fidelity VIP III- Balanced Portfolio:
  Initial Class ....................................     1.30%         622,545           16.660326      10,371,803       (5.54)%
                                                         1.40%       5,872,179           16.559606      97,240,971       (5.63)%
                                                         1.45%          61,102           11.574021         707,196       (5.68)%
                                                         1.50%          23,036           11.555522         266,193       (5.73)%

Fidelity VIP III- Growth and Income Portfolio:
  Initial Class ....................................     1.30%         287,763           16.209245       4,664,421       (4.86)%
                                                         1.40%       3,385,092           16.144665      54,651,176       (4.96)%
                                                         1.45%         154,167           13.579820       2,093,560       (5.01)%
                                                         1.50%          41,235           13.558120         559,069       (5.05)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP-II- Investment Grade Bond Portfolio:
  Initial Class ....................................    (1.99)%              7.74%***                --                    --
                                                        (2.04)%              7.69%***                --                    --
                                                        (2.09)%              7.63%***                --                    --
                                                        (2.80)%***             --                    --                    --
                                                        (2.85)%***             --                    --                    --
                                                        (2.90)%***             --                    --                    --
                                                        (2.95)%***             --                    --                    --
                                                        (2.34)%              7.43%                 7.64%                 3.64%***
                                                        (2.43)%              7.32%                 7.53%                 3.54%***
                                                        (2.48)%              7.27%                 9.07%***                --
                                                        (2.53)%              7.21%                 9.02%***                --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Balanced Portfolio:
  Initial Class ....................................     3.19%              16.11%                20.60%                 8.54%
                                                         3.08%              15.99%                20.47%                 8.43%
                                                         3.03%              15.94%                16.89%***                --
                                                         2.98%              15.88%                16.84%***                --

Fidelity VIP III- Growth and Income Portfolio:
  Initial Class ....................................     7.75%              27.91%                24.94%***                --
                                                         7.64%              27.78%                24.81%***                --
                                                         7.59%              27.71%                25.03%***                --
                                                         7.53%              27.65%                24.98%***                --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP III- Growth Opportunities Portfolio:
  Initial Class ....................................     1.30%       2,009,368           20.295498      40,781,124      (18.14)%
                                                         1.40%      17,833,598           20.172772     359,753,106      (18.22)%
                                                         1.45%         328,826           10.719454       3,524,835      (18.26)%
                                                         1.50%         147,881           10.702308       1,582,668      (18.31)%

Fidelity VIP III- Mid Cap Portfolio:
  Initial Class ....................................     1.30%         155,784           19.273552       3,002,511       31.98%

Fidelity VIP- Equity/Income Portfolio:
  Service Class ....................................     0.95%       1,853,302           12.147445      22,512,884        7.28%
                                                         1.00%       1,516,408           12.129776      18,393,689        7.23%
                                                         1.05%         371,009           12.112146       4,493,715        7.17%
                                                         1.10%          39,983           10.013214         400,358        7.12%
                                                         1.15%           6,433           10.004822          64,361        7.07%
                                                         1.20%           4,662            9.996446          46,603        7.01%
                                                         1.25%           1,887            9.988075          18,847        6.96%
                                                         1.30%             843            9.979686           8,413        6.91%
                                                         1.40%           5,439            9.962936          54,188        6.80%
                                                         1.45%          34,272            9.954571         341,163        6.74%
                                                         1.50%             528            9.946193           5,252        6.69%

  Extra Value ......................................     1.40%          23,284           11.207238         260,949       11.32%***
                                                         1.45%           7,190           11.196168          80,500       11.26%***
                                                         1.50%             330           11.185083           3,691       11.21%***

Fidelity VIP- Growth Portfolio:
  Service Class ....................................     0.95%       3,221,909           15.891422      51,200,716      (11.91)%
                                                         1.00%       3,028,114           15.868312      48,051,058      (11.95)%
                                                         1.05%         545,330           15.845214       8,640,871      (12.00)%
                                                         1.10%          77,114           10.882393         839,185      (12.04)%
                                                         1.15%          74,675           10.873273         811,962      (12.08)%
                                                         1.20%          17,691           10.864164         192,198      (12.13)%
                                                         1.25%          13,063           10.855048         141,799      (12.17)%
                                                         1.30%           3,479           10.845940          37,733      (12.22)%
                                                         1.35%             585           10.836830           6,340      (12.26)%
                                                         1.40%          15,177           10.827725         164,332      (12.31)%
                                                         1.45%          11,079           10.818621         119,860      (12.35)%
                                                         1.50%           5,843           10.809532          63,160      (12.39)%
                                                         1.60%          10,916           10.791343         117,798      (12.48)%
                                                         1.65%           1,183           10.782261          12,755      (12.53)%

  Extra Value ......................................     1.40%          36,274           11.445143         415,161      (14.34)%***
                                                         1.45%         133,164           11.433837       1,522,575      (14.39)%***
                                                         1.50%             577           11.422528           6,591      (14.43)%***
                                                         1.55%           3,199           11.411226          36,505      (14.47)%***
                                                         1.60%           5,034           11.399933          57,387      (14.52)%***
                                                         1.65%           1,242           11.388635          14,145      (14.56)%***
                                                         1.70%           1,097           11.377352          12,481      (14.60)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP III- Growth Opportunities Portfolio:
  Initial Class ....................................     2.92%              23.00%                28.26%                16.73%
                                                         2.81%              22.87%                28.13%                16.61%
                                                         2.76%              22.81%                24.28%***                --
                                                         2.71%              22.75%                24.22%***                --

Fidelity VIP III- Mid Cap Portfolio:
  Initial Class ....................................    47.36%***              --                    --                    --

Fidelity VIP- Equity/Income Portfolio:
  Service Class ....................................     5.25%               8.50%***                --                    --
                                                         5.19%               8.45%***                --                    --
                                                         5.14%               8.39%***                --                    --
                                                        (9.81)%***             --                    --                    --
                                                        (9.85)%***             --                    --                    --
                                                        (9.90)%***             --                    --                    --
                                                        (9.95)%***             --                    --                    --
                                                        (9.99)%***             --                    --                    --
                                                       (10.09)%***             --                    --                    --
                                                       (10.14)%***             --                    --                    --
                                                       (10.18)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Growth Portfolio:
  Service Class ....................................    35.98%              36.59%***                --                    --
                                                        35.91%              36.53%***                --                    --
                                                        35.85%              36.46%***                --                    --
                                                        35.65%***              --                    --                    --
                                                        35.59%***              --                    --                    --
                                                        35.53%***              --                    --                    --
                                                        35.47%***              --                    --                    --
                                                        35.40%***              --                    --                    --
                                                        35.34%***              --                    --                    --
                                                        35.28%***              --                    --                    --
                                                        35.22%***              --                    --                    --
                                                        35.16%***              --                    --                    --
                                                        35.03%***              --                    --                    --
                                                        34.97%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.75%           3,947           11.366086          44,862      (14.65)%***

Fidelity VIP- High Income Portfolio-
  Service Class ....................................     0.95%       2,111,782            7.564599      15,974,784      (23.34)%
                                                         1.00%       1,411,258            7.553578      10,660,047      (23.38)%
                                                         1.05%         347,466            7.542585       2,620,792      (23.42)%
                                                         1.10%          25,778            7.433364         191,617      (23.46)%
                                                         1.15%          13,020            7.427138          96,701      (23.50)%
                                                         1.20%           4,563            7.420890          33,862      (23.54)%
                                                         1.25%           3,026            7.414681          22,437      (23.58)%
                                                         1.40%             912            7.396001           6,745      (23.69)%
                                                         1.45%          24,195            7.389789         178,796      (23.73)%
                                                         1.50%           2,406            7.383568          17,765      (23.77)%

  Extra Value ......................................     1.40%          26,347            8.031083         211,595      (23.66)%***
                                                         1.45%          21,517            8.023139         172,634      (23.70)%***
                                                         1.50%             312            8.015197           2,501      (23.74)%***

Fidelity VIP- Overseas Portfolio:
  Service Class ....................................     0.95%         996,007           11.963781      11,916,010      (19.92)%
                                                         1.00%         733,798           11.946379       8,766,229      (19.96)%
                                                         1.05%         174,230           11.928989       2,078,388      (20.00)%
                                                         1.10%          21,920           10.484559         229,822      (20.04)%
                                                         1.15%           4,267           10.475758          44,700      (20.08)%
                                                         1.20%           5,722           10.466994          59,892      (20.12)%
                                                         1.25%           4,067           10.458206          42,534      (20.16)%
                                                         1.30%             309           10.449433           3,229      (20.20)%
                                                         1.40%           4,183           10.431903          43,637      (20.28)%
                                                         1.45%           6,910           10.423141          72,024      (20.32)%
                                                         1.50%             471           10.414372           4,905      (20.36)%
                                                         1.60%           9,749           10.396864         101,359      (20.44)%

  Extra Value ......................................     1.40%          28,925           11.178580         323,340      (17.35)%***
                                                         1.45%          56,852           11.167526         634,896      (17.40)%***
                                                         1.50%             568           11.156483           6,337      (17.44)%***
                                                         1.55%           2,376           11.145450          26,482      (17.48)%***
                                                         1.60%           4,982           11.134418          55,472      (17.52)%***
                                                         1.75%           4,285           11.101354          47,569      (17.65)%***

Fidelity VIP II- Asset Manager Portfolio:
  Service Class ....................................     0.95%         476,404           11.597944       5,525,307       (4.97)%
                                                         1.00%         400,405           11.581059       4,637,114       (5.01)%
                                                         1.05%         115,651           11.564195       1,337,411       (5.06)%
                                                         1.15%             481           10.049731           4,834       (5.16)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
Fidelity VIP- High Income Portfolio-
  Service Class ....................................     7.05%              (8.76)%***               --                    --
                                                         6.99%              (8.80)%***               --                    --
                                                         6.94%              (8.85)%***               --                    --
                                                        (4.33)%***             --                    --                    --
                                                        (4.38)%***             --                    --                    --
                                                        (4.43)%***             --                    --                    --
                                                        (4.48)%***             --                    --                    --
                                                        (4.63)%***             --                    --                    --
                                                        (4.68)%***             --                    --                    --
                                                        (4.73)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Service Class ....................................    41.11%               6.57%***                --                    --
                                                        41.04%               6.52%***                --                    --
                                                        40.97%               6.47%***                --                    --
                                                        46.77%***              --                    --                    --
                                                        46.70%***              --                    --                    --
                                                        46.64%***              --                    --                    --
                                                        46.57%***              --                    --                    --
                                                        46.51%***              --                    --                    --
                                                        46.37%***              --                    --                    --
                                                        46.31%***              --                    --                    --
                                                        46.24%***              --                    --                    --
                                                        46.11%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Asset Manager Portfolio:
  Service Class ....................................     9.96%              12.31%***                --                    --
                                                         9.90%              12.26%***                --                    --
                                                         9.85%              12.20%***                --                    --
                                                         8.96%***              --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.20%           2,543           10.041311          25,535       (5.20)%
                                                         1.25%           3,032           10.032886          30,420       (5.25)%
                                                         1.50%             468            9.990829           4,676       (5.49)%

  Extra Value ......................................     1.40%           3,596           10.314267          37,090       (3.39)%***
                                                         1.45%          20,107           10.304057         207,184       (3.44)%***

Fidelity VIP II- Asset Manager Growth Portfolio:
  Service Class ....................................     0.95%         329,373           11.135469       3,667,723      (13.43)%
                                                         1.00%         339,015           11.119287       3,769,605      (13.47)%
                                                         1.05%          94,914           11.103094       1,053,839      (13.51)%
                                                         1.10%           5,233            9.376200          49,066      (13.56)%
                                                         1.20%           4,185            9.360492          39,174      (13.64)%
                                                         1.25%             127            9.352638           1,188      (13.69)%
                                                         1.30%             477            9.344790           4,457      (13.73)%
                                                         1.40%           2,416            9.329098          22,539      (13.82)%
                                                         1.50%             457            9.313417           4,256      (13.90)%

  Extra Value ......................................     1.40%           3,973            9.730747          38,660      (11.98)%***
                                                         1.65%             637            9.682680           6,168      (12.21)%***

Fidelity VIP II- Contrafund Portfolio:
  Service Class ....................................     0.95%       2,102,464           14.248052      29,956,016       (7.60)%
                                                         1.00%       1,943,617           14.227328      27,652,477       (7.64)%
                                                         1.05%         410,676           14.206595       5,834,308       (7.69)%
                                                         1.10%          33,288           10.447964         347,792       (7.74)%
                                                         1.15%          56,011           10.439205         584,710       (7.78)%
                                                         1.20%          12,678           10.430444         132,237       (7.83)%
                                                         1.25%           7,038           10.421715          73,348       (7.87)%
                                                         1.30%           2,321           10.412956          24,168       (7.92)%
                                                         1.35%             552           10.404221           5,743       (7.97)%
                                                         1.40%           7,042           10.395475          73,205       (8.01)%
                                                         1.45%           6,974           10.386727          72,437       (8.06)%
                                                         1.50%           4,504           10.378005          46,743       (8.11)%
                                                         1.60%          11,896           10.360545         123,249       (8.20)%
                                                         1.65%           1,679           10.351820          17,381       (8.25)%
                                                         1.85%             253           10.316947           2,610       (8.43)%

  Extra Value ......................................     1.40%          36,070           11.120783         401,127       (8.40)%***
                                                         1.45%          90,947           11.109790       1,010,402       (8.45)%***
                                                         1.50%             521           11.098780           5,782       (8.50)%***
                                                         1.55%           3,828           11.087819          42,444       (8.54)%***
                                                         1.65%             525           11.065857           5,810       (8.63)%***

Fidelity VIP III- Balanced Portfolio:
  Service Class ....................................     0.95%       1,066,956           11.110424      11,854,334       (5.29)%
                                                         1.00%         988,942           11.094249      10,971,569       (5.34)%
                                                         1.05%         185,556           11.078106       2,055,609       (5.38)%
                                                         1.10%          32,694            9.242848         302,186       (5.43)%
                                                         1.15%           6,834            9.235097          63,113       (5.48)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                         8.91%***              --                    --                    --
                                                         8.85%***              --                    --                    --
                                                         8.59%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Asset Manager Growth Portfolio:
  Service Class ....................................    14.04%              14.33%***                --                    --
                                                        13.98%              14.27%***                --                    --
                                                        13.93%              14.21%***                --                    --
                                                        12.73%***              --                    --                    --
                                                        12.62%***              --                    --                    --
                                                        12.56%***              --                    --                    --
                                                        12.51%***              --                    --                    --
                                                        12.40%***              --                    --                    --
                                                        12.29%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Contrafund Portfolio:
  Service Class ....................................    22.97%              28.45%***                --                    --
                                                        22.91%              28.39%***                --                    --
                                                        22.84%              28.32%***                --                    --
                                                        19.90%***              --                    --                    --
                                                        19.84%***              --                    --                    --
                                                        19.79%***              --                    --                    --
                                                        19.73%***              --                    --                    --
                                                        19.67%***              --                    --                    --
                                                        19.61%***              --                    --                    --
                                                        19.56%***              --                    --                    --
                                                        19.50%***              --                    --                    --
                                                        19.44%***              --                    --                    --
                                                        19.33%***              --                    --                    --
                                                        19.27%***              --                    --                    --
                                                        19.04%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Balanced Portfolio:
  Service Class ....................................     3.44%              15.02%***                --                    --
                                                         3.38%              14.97%***                --                    --
                                                         3.33%              14.91%***                --                    --
                                                        (3.40)%***             --                    --                    --
                                                        (3.45)%***             --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.20%             745            9.227351           6,874       (5.53)%
                                                         1.25%           1,707            9.219609          15,738       (5.57)%
                                                         1.40%           6,969            9.196411          64,090       (5.72)%
                                                         1.45%             326            9.188680           2,996       (5.76)%
                                                         1.50%           2,529            9.180959          23,219       (5.81)%

  Extra Value ......................................     1.40%          10,139            9.745711          98,812       (3.85)%***
                                                         1.45%           8,859            9.736067          86,252       (3.89)%***

Fidelity VIP III- Dynamic Capital Appreciation Fund:
  Service Class ....................................     0.95%          39,433            8.729886         344,246      (50.98)%***
                                                         1.00%          19,721            8.728825         172,141      (51.02)%***

  Extra Value ......................................     1.40%             993            8.507907           8,448      (51.42)%***
                                                   .     1.45%           2,684            8.506791          22,832      (51.47)%***

Fidelity VIP III- Growth and Income Portfolio:
  Service Class ....................................     0.95%       2,032,468           12.771052      25,956,755       (4.60)%
                                                         1.00%       2,285,543           12.752459      29,146,293       (4.65)%
                                                         1.05%         455,772           12.733906       5,803,758       (4.70)%
                                                         1.10%          51,939            9.583526         497,759       (4.75)%
                                                         1.15%          47,976            9.575498         459,394       (4.79)%
                                                         1.20%           9,694            9.567480          92,747       (4.84)%
                                                         1.25%           6,285            9.559452          60,081       (4.89)%
                                                         1.30%             914            9.551417           8,730       (4.94)%
                                                         1.40%          12,851            9.535389         122,539       (5.03)%
                                                         1.45%          25,912            9.527370         246,873       (5.08)%
                                                         1.50%             974            9.519356           9,272       (5.13)%

  Extra Value ......................................     1.40%          32,298           10.292096         332,414       (2.84)%***
                                                         1.45%          53,368           10.281918         548,725       (2.89)%***

Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class ....................................     0.95%       3,980,106           10.104959      40,218,808      (17.96)%
                                                         1.00%       3,559,493           10.090239      35,916,135      (18.00)%
                                                         1.05%         655,245           10.075545       6,601,950      (18.04)%
                                                         1.10%         103,519            8.117650         840,331      (18.08)%
                                                         1.15%          65,698            8.110845         532,866      (18.13)%
                                                         1.20%          15,299            8.104048         123,984      (18.17)%
                                                         1.25%           8,991            8.097237          72,802      (18.21)%
                                                         1.30%           1,674            8.090436          13,543      (18.25)%
                                                         1.40%          40,601            8.076838         327,928      (18.33)%
                                                         1.45%          36,263            8.070054         292,644      (18.37)%
                                                         1.50%           2,900            8.063257          23,383      (18.41)%

  Extra Value ......................................     1.40%          43,752            8.385906         366,900      (16.33)%***



                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                        (3.50)%***             --                    --                    --
                                                        (3.55)%***             --                    --                    --
                                                        (3.70)%***             --                    --                    --
                                                        (3.75)%***             --                    --                    --
                                                        (3.80)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Dynamic Capital Appreciation Fund:
  Service Class ....................................       --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Growth and Income Portfolio:
  Service Class ....................................     8.03%              26.80%***                --                    --
                                                         7.97%              26.74%***                --                    --
                                                         7.92%              26.68%***                --                    --
                                                         0.92%***              --                    --                    --
                                                         0.87%***              --                    --                    --
                                                         0.82%***              --                    --                    --
                                                         0.77%***              --                    --                    --
                                                         0.72%***              --                    --                    --
                                                         0.61%***              --                    --                    --
                                                         0.56%***              --                    --                    --
                                                         0.51%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class ....................................     3.19%              21.69%***                --                    --
                                                         3.14%              21.63%***                --                    --
                                                         3.09%              21.57%***                --                    --
                                                        (1.36)%***             --                    --                    --
                                                        (1.41)%***             --                    --                    --
                                                        (1.46)%***             --                    --                    --
                                                        (1.51)%***             --                    --                    --
                                                        (1.56)%***             --                    --                    --
                                                        (1.66)%***             --                    --                    --
                                                        (1.71)%***             --                    --                    --
                                                        (1.76)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.45%          31,922            8.377594         267,430      (16.37)%***
                                                         1.50%             941            8.369304           7,876      (16.41)%***
                                                         1.55%           1,771            8.361014          14,807      (16.46)%***
                                                         1.60%           3,154            8.352731          26,345      (16.50)%***
                                                         1.65%             640            8.344440           5,340      (16.54)%***
                                                         1.70%           1,499            8.336162          12,496      (16.58)%***

Fidelity VIP III- Mid Cap Portfolio:
  Service Class ....................................     0.95%         559,878           19.369905      10,844,784       32.27%
                                                         1.00%         672,960           19.350718      13,022,259       32.21%
                                                         1.05%         113,769           19.331537       2,199,330       32.14%
                                                         1.10%          12,127           17.833141         216,263       32.08%
                                                         1.15%           2,300           17.818211          40,982       32.01%
                                                         1.20%           1,956           17.803282          34,823       31.94%
                                                         1.25%           4,077           17.788368          72,523       31.88%
                                                         1.30%             591           17.773446          10,504       31.81%
                                                         1.40%             885           17.743624          15,703       31.68%
                                                         1.45%           5,061           17.728734          89,725       31.61%
                                                         1.50%           1,227           17.713831          21,735       31.54%

  Extra Value ......................................     1.40%          20,276           19.317321         391,678       21.37%***
                                                         1.45%          45,669           19.298258         881,332       21.31%***
                                                         1.50%             173           19.279187           3,335       21.25%***
                                                         1.55%           3,500           19.260157          67,411       21.19%***
                                                         1.60%           3,663           19.241124          70,480       21.13%***
                                                         1.70%             863           19.203060          16,572       21.01%***
                                                         1.75%           2,700           19.184050          51,797       20.95%***

Fidelity VIP- Equity Income Portfolio:
  Service Class 2 ..................................     0.95%         183,999           10.874421       2,000,883       13.04%***
                                                         1.00%         112,341           10.870802       1,221,237       12.98%***
                                                         1.05%          13,756           10.867182         149,489       12.93%***
                                                         1.10%          50,212           10.863547         545,480       12.87%***
                                                         1.15%           3,305           10.859935          35,892       12.82%***
                                                         1.20%          11,732           10.856303         127,366       12.77%***
                                                         1.25%           7,726           10.852674          83,848       12.71%***
                                                         1.30%             236           10.849047           2,560       12.66%***
                                                         1.35%             875           10.845425           9,490       12.60%***
                                                         1.40%             290           10.841799           3,144       12.55%***
                                                         1.45%           1,293           10.838163          14,014       12.50%***
                                                         1.50%           1,496           10.834533          16,208       12.44%***
                                                         1.65%             903           10.823636           9,774       12.28%***
                                                         1.80%              85           10.812739             919       12.12%***
  Extra Value ......................................     1.40%          80,595           10.046168         809,671       12.55%***
                                                         1.45%         142,042           10.037658       1,425,769       12.50%***
                                                         1.50%          32,839           10.029168         329,348       12.44%***
                                                         1.55%          48,922           10.020669         490,231       12.39%***



                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Mid Cap Portfolio:
  Service Class ....................................    47.78%***              --                    --                    --
                                                        47.70%***              --                    --                    --
                                                        47.63%***              --                    --                    --
                                                        52.64%***              --                    --                    --
                                                        52.57%***              --                    --                    --
                                                        52.51%***              --                    --                    --
                                                        52.44%***              --                    --                    --
                                                        52.37%***              --                    --                    --
                                                        52.23%***              --                    --                    --
                                                        52.17%***              --                    --                    --
                                                        52.10%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Equity Income Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.60%          15,082           10.012183         151,004       12.33%***
                                                         1.65%           2,379           10.003687          23,799       12.28%***
                                                         1.70%           6,113            9.995208          61,101       12.23%***
                                                         1.80%             236            9.978247           2,355       12.12%***
                                                         1.90%             447            9.961290           4,453       12.01%***

Fidelity VIP- Growth Portfolio:
  Service Class 2 ..................................     0.95%         805,755            8.478714       6,831,766      (22.68)%***
                                                         1.00%         528,154            8.475873       4,476,566      (22.72)%***
                                                         1.05%          49,665            8.473041         420,814      (22.76)%***
                                                         1.10%         196,392            8.470211       1,663,482      (22.81)%***
                                                         1.15%          40,430            8.467374         342,336      (22.85)%***
                                                         1.20%          31,833            8.464537         269,452      (22.89)%***
                                                         1.25%          22,582            8.461714         191,082      (22.93)%***
                                                         1.30%           1,555            8.458873          13,154      (22.98)%***
                                                         1.35%           2,265            8.456041          19,153      (23.02)%***
                                                         1.40%           6,155            8.453200          52,029      (23.06)%***
                                                         1.45%          17,263            8.450368         145,879      (23.10)%***
                                                         1.50%             868            8.447531           7,332      (23.14)%***
                                                         1.55%           2,198            8.444694          18,561      (23.19)%***
                                                         1.60%             864            8.441852           7,294      (23.23)%***
                                                         1.65%           2,694            8.439022          22,735      (23.27)%***
                                                         1.70%           3,639            8.436186          30,699      (23.31)%***
                                                         1.80%             164            8.430504           1,383      (23.40)%***
                                                         1.95%             173            8.421979           1,457      (23.53)%***
  Extra Value ......................................     1.40%         301,895           10.835962       3,271,323      (23.00)%***
                                                         1.45%         544,431           10.826793       5,894,442      (23.04)%***
                                                         1.50%          40,470           10.817634         437,790      (23.09)%***
                                                         1.55%         111,766           10.808475       1,208,020      (23.13)%***
                                                         1.60%          78,134           10.799315         843,794      (23.17)%***
                                                         1.65%          18,151           10.790164         195,852      (23.21)%***
                                                         1.70%          14,341           10.781014         154,611      (23.26)%***
                                                         1.75%           5,386           10.771877          58,017      (23.30)%***
                                                         1.80%           1,470           10.762725          15,821      (23.34)%***
                                                         1.90%           3,301           10.744440          35,467      (23.43)%***
                                                         1.95%           3,780           10.735311          40,579      (23.47)%***
                                                         2.00%             615           10.726179           6,597      (23.51)%***

Fidelity VIP- High Income:
  Service Class 2 ..................................     0.95%         104,095            8.046605         837,611      (29.12)%***
                                                         1.00%         105,348            8.043918         847,411      (29.16)%***
                                                         1.05%           8,058            8.041230          64,796      (29.20)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Growth Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- High Income:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.10%          62,966            8.038536         506,154      (29.24)%***
                                                         1.15%          10,937            8.035851          87,888      (29.28)%***
                                                         1.20%          17,150            8.033155         137,769      (29.32)%***
                                                         1.25%           3,350            8.030466          26,902      (29.36)%***
                                                         1.30%             326            8.027765           2,617      (29.40)%***
                                                         1.35%             138            8.025085           1,107      (29.44)%***
                                                         1.40%           1,162            8.022393           9,322      (29.48)%***
                                                         1.50%           1,113            8.016993           8,923      (29.56)%***
                                                         1.65%           1,173            8.008912           9,394      (29.68)%***
  Extra Value ......................................     1.40%          66,936            7.405209         495,675      (29.52)%***
                                                         1.45%         109,342            7.398937         809,015      (29.56)%***
                                                         1.50%           6,919            7.392665          51,150      (29.60)%***
                                                         1.55%          25,943            7.386396         191,625      (29.64)%***
                                                         1.60%          20,692            7.380133         152,710      (29.68)%***
                                                         1.65%           5,293            7.373869          39,030      (29.72)%***
                                                         1.70%              63            7.367616             464      (29.76)%***
                                                         1.80%             195            7.355099           1,434      (29.84)%***

Fidelity VIP- Overseas Portfolio:
  Service Class 2 ..................................     0.95%         171,876            8.400493       1,443,843      (23.85)%***
                                                         1.00%         143,055            8.397683       1,201,331      (23.89)%***
                                                         1.05%          16,431            8.394882         137,936      (23.93)%***
                                                         1.10%          50,835            8.392071         426,611      (23.97)%***
                                                         1.15%           2,788            8.389266          23,389      (24.01)%***
                                                         1.20%          14,006            8.386465         117,461      (24.05)%***
                                                         1.25%           3,288            8.383650          27,565      (24.10)%***
                                                         1.30%             402            8.380839           3,369      (24.14)%***
                                                         1.35%             468            8.378040           3,921      (24.18)%***
                                                         1.40%           1,703            8.375228          14,263      (24.22)%***
                                                         1.45%             172            8.372418           1,440      (24.26)%***
                                                         1.50%             962            8.369613           8,052      (24.31)%***
                                                         1.55%             280            8.366798           2,343      (24.35)%***
                                                         1.65%             651            8.361180           5,443      (24.43)%***
                                                         1.70%             608            8.358362           5,082      (24.47)%***
                                                         1.80%              34            8.352740             284      (24.56)%***
                                                         1.95%              61            8.344298             509      (24.68)%***

  Extra Value ......................................     1.40%         124,554           10.417510       1,297,543      (24.19)%***
                                                         1.45%         214,399           10.408691       2,231,613      (24.23)%***
                                                         1.50%          10,409           10.399892         108,252      (24.27)%***
                                                         1.55%          39,912           10.391078         414,729      (24.31)%***
                                                         1.60%          26,046           10.382288         270,417      (24.36)%***
                                                         1.65%           6,655           10.373478          69,035      (24.40)%***
                                                         1.70%           2,985           10.364695          30,939      (24.44)%***
                                                         1.75%           3,669           10.355905          37,996      (24.48)%***
                                                         1.80%           1,398           10.347111          14,465      (24.52)%***
                                                         1.90%           2,163           10.329536          22,343      (24.61)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP II - Asset Manager Portfolio:
  Service Class 2 ..................................     0.95%          49,274            9.483513         467,291       (7.70)%***
                                                         1.00%          50,160            9.480353         475,535       (7.75)%***
                                                         1.10%          37,838            9.474016         358,478       (7.84)%***
                                                         1.15%           6,133            9.470847          58,085       (7.89)%***
                                                         1.20%          11,481            9.467676         108,698       (7.94)%***
                                                         1.25%             637            9.464517           6,029       (7.98)%***
                                                         1.30%             706            9.461349           6,680       (8.03)%***
                                                         1.45%           6,101            9.451842          57,666       (8.17)%***
                                                         1.50%             514            9.448675           4,857       (8.22)%***
  Extra Value ......................................     1.40%          47,401           10.001536         474,083       (8.11)%***
                                                         1.45%          70,425            9.993076         703,762       (8.15)%***
                                                         1.50%           9,723            9.984616          97,080       (8.20)%***
                                                         1.55%          12,481            9.976167         124,513       (8.25)%***
                                                         1.60%          16,311            9.967714         162,583       (8.29)%***
                                                         1.65%             806            9.959263           8,027       (8.34)%***
                                                         1.70%             271            9.950815           2,697       (8.39)%***
                                                         1.85%             600            9.925489           5,955       (8.53)%***
                                                         1.95%           1,957            9.908639          19,391       (8.63)%***

Fidelity VIP II - Asset Manager Growth Portfolio:
  Service Class 2 ..................................     0.95%          93,322            8.717055         813,493      (19.13)%***
                                                         1.00%          11,547            8.714140         100,622      (19.17)%***
                                                         1.05%          10,222            8.711234          89,046      (19.21)%***
                                                         1.10%          25,492            8.708322         221,993      (19.26)%***
                                                         1.15%           1,289            8.705406          11,221      (19.30)%***
                                                         1.20%           4,561            8.702495          39,692      (19.34)%***
                                                         1.25%             553            8.699583           4,811      (19.39)%***
                                                         1.35%             155            8.693759           1,348      (19.47)%***
                                                         1.40%             744            8.690850           6,466      (19.52)%***
                                                         1.45%             499            8.687931           4,335      (19.56)%***
                                                         1.50%             890            8.685016           7,730      (19.60)%***
  Extra Value ......................................     1.40%          31,752            9.333375         296,353      (19.51)%***
                                                         1.45%         105,381            9.325477         982,728      (19.55)%***
                                                         1.50%          10,218            9.317570          95,207      (19.59)%***
                                                         1.55%          11,729            9.309668         109,193      (19.64)%***
                                                         1.60%          23,111            9.301795         214,974      (19.68)%***
                                                         1.65%             984            9.293900           9,145      (19.72)%***
                                                         1.70%             488            9.286017           4,532      (19.77)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP II - Asset Manager Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II - Asset Manager Growth Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP II - Contrafund Portfolio:
  Service Class 2 ..................................     0.95%         337,266            9.252181       3,120,446      (11.15)%***
                                                         1.00%         297,367            9.249091       2,750,374      (11.19)%***
                                                         1.05%          23,545            9.246004         217,697      (11.24)%***
                                                         1.10%          70,842            9.242912         654,786      (11.29)%***
                                                         1.15%          14,206            9.239821         131,261      (11.33)%***
                                                         1.20%          23,307            9.236735         215,281      (11.38)%***
                                                         1.25%          12,291            9.233647         113,491      (11.42)%***
                                                         1.30%           1,090            9.230553          10,061      (11.47)%***
                                                         1.35%           1,679            9.227456          15,493      (11.52)%***
                                                         1.40%           1,556            9.224369          14,353      (11.56)%***
                                                         1.45%           8,469            9.221273          78,095      (11.61)%***
                                                         1.50%             729            9.218183           6,720      (11.66)%***
                                                         1.55%           2,192            9.215087          20,199      (11.70)%***
                                                         1.60%             556            9.211994           5,122      (11.75)%***
                                                         1.65%           1,440            9.208896          13,261      (11.79)%***
                                                         1.70%           1,750            9.205805          16,110      (11.84)%***
                                                         1.80%              63            9.199607             580      (11.93)%***
                                                         1.95%             179            9.190315           1,645      (12.07)%***

  Extra Value ......................................     1.40%         173,841           10.373275       1,803,300      (11.53)%***
                                                         1.45%         329,513           10.364487       3,415,233      (11.57)%***
                                                         1.50%          25,794           10.355712         267,115      (11.62)%***
                                                         1.55%          47,288           10.346960         489,287      (11.67)%***
                                                         1.60%          60,202           10.338173         622,379      (11.71)%***
                                                         1.65%          11,533           10.329407         119,129      (11.76)%***
                                                         1.70%           3,754           10.320654          38,744      (11.80)%***
                                                         1.75%           4,481           10.311898          46,208      (11.85)%***
                                                         1.80%             491           10.303130           5,059      (11.90)%***
                                                         1.90%             644           10.285631           6,624      (11.99)%***

Fidelity VIP III - Balanced Portfolio:
  Service Class 2 ..................................     0.95%          88,470            9.609431         850,146       (5.82)%***
                                                         1.00%          90,572            9.606225         870,055       (5.87)%***
                                                         1.05%           4,993            9.603019          47,948       (5.92)%***
                                                         1.10%           9,499            9.599804          91,189       (5.97)%***
                                                         1.15%           2,736            9.596605          26,256       (6.01)%***
                                                         1.20%           4,889            9.593396          46,902       (6.06)%***
                                                         1.25%           5,498            9.590173          52,727       (6.11)%***
                                                         1.35%              28            9.583762             268       (6.21)%***
                                                         1.40%             323            9.580552           3,095       (6.25)%***
                                                         1.45%             759            9.577347           7,269       (6.30)%***
                                                         1.50%           1,175            9.574134          11,250       (6.35)%***
                                                         1.70%           1,152            9.561266          11,015       (6.54)%***
                                                         1.80%              92            9.554841             879       (6.64)%***

  Extra Value ......................................     1.40%          52,824            9.209289         486,471       (6.25)%***
                                                         1.45%         179,677            9.201496       1,653,297       (6.30)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP II - Contrafund Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III - Balanced Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.50%           3,182            9.193692          29,254       (6.35)%***
                                                         1.55%          10,234            9.185896          94,008       (6.40)%***
                                                         1.60%           4,076            9.178128          37,410       (6.44)%***
                                                         1.65%             744            9.170331           6,823       (6.49)%***
                                                         1.85%             652            9.139224           5,959       (6.68)%***
                                                         1.90%           3,660            9.131470          33,421       (6.73)%***
Fidelity VIP III - Dynamic Cap Appreciation:
  Service Class 2 ..................................     0.95%           9,002            8.729884          78,586      (50.98)%***
                                                         1.00%          11,952            8.728826         104,327      (51.02)%***
                                                         1.05%             343            8.727758           2,994      (51.06)%***
                                                         1.10%              24            8.726696             209      (51.11)%***
                                                         1.20%           2,091            8.724565          18,243      (51.19)%***
                                                         1.45%           1,179            8.719240          10,280      (51.41)%***
                                                         1.50%             381            8.718171           3,322      (51.45)%***
  Extra Value ......................................     1.40%          32,201            8.507905         273,963      (51.99)%***
                                                         1.45%          57,911            8.506788         492,637      (52.11)%***
                                                         1.50%           2,288            8.505666          19,461      (52.15)%***
                                                         1.55%           5,231            8.504545          44,487      (52.20)%***
                                                         1.60%           5,390            8.503426          45,833      (52.24)%***
                                                         1.65%           6,537            8.502305          55,580      (52.28)%***
                                                         1.70%           6,026            8.501183          51,228      (52.32)%***
Fidelity VIP III - Growth & Income Portfolio:
  Service Class 2 ..................................     0.95%         192,590            9.827003       1,892,583       (2.58)%***
                                                         1.00%         201,030            9.823730       1,974,864       (2.63)%***
                                                         1.05%          17,342            9.820444         170,306       (2.68)%***
                                                         1.10%          64,054            9.817168         628,829       (2.73)%***
                                                         1.15%          12,656            9.813882         124,204       (2.77)%***
                                                         1.20%          11,400            9.810607         111,841       (2.82)%***
                                                         1.25%          12,147            9.807331         119,130       (2.87)%***
                                                         1.30%           1,140            9.804049          11,177       (2.92)%***
                                                         1.35%             794            9.800774           7,782       (2.97)%***
                                                         1.40%           2,589            9.797476          25,366       (3.02)%***
                                                         1.45%           5,712            9.794199          55,944       (3.07)%***
                                                         1.50%             363            9.790913           3,554       (3.12)%***
  Extra Value ......................................     1.40%         153,206            9.537652       1,461,226       (3.01)%***
                                                         1.45%         381,316            9.529576       3,633,780       (3.06)%***
                                                         1.50%          16,047            9.521506         152,792       (3.11)%***
                                                         1.55%          79,125            9.513449         752,752       (3.16)%***
                                                         1.60%          18,405            9.505387         174,947       (3.21)%***
                                                         1.65%           7,059            9.497338          67,042       (3.26)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III - Dynamic Cap Appreciation:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III - Growth & Income Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.70%           6,204            9.489252          58,871       (3.30)%***
                                                         1.80%             967            9.473162           9,161       (3.40)%***
                                                         1.90%           5,608            9.457062          53,035       (3.50)%***
                                                         2.00%             758            9.440975           7,156       (3.60)%***
Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class 2 ..................................     0.95%         281,271            8.507865       2,393,016      (22.24)%***
                                                         1.00%         228,130            8.505025       1,940,251      (22.29)%***
                                                         1.05%          10,894            8.502185          92,623      (22.33)%***
                                                         1.10%          75,111            8.499348         638,395      (22.37)%***
                                                         1.15%          15,419            8.496504         131,008      (22.41)%***
                                                         1.20%          11,894            8.493657         101,024      (22.46)%***
                                                         1.25%           7,766            8.490822          65,940      (22.50)%***
                                                         1.30%             632            8.487973           5,364      (22.54)%***
                                                         1.35%             344            8.485135           2,919      (22.58)%***
                                                         1.40%             872            8.482290           7,397      (22.63)%***
                                                         1.45%           5,491            8.479448          46,561      (22.67)%***
                                                         1.50%             575            8.476597           4,874      (22.71)%***
                                                         1.65%              24            8.468056             203      (22.84)%***
                                                         1.95%              59            8.450966             499      (23.09)%***
  Extra Value ......................................     1.40%         173,728            8.112953       1,409,447      (22.65)%***
                                                         1.45%         225,390            8.106086       1,827,031      (22.70)%***
                                                         1.50%          11,853            8.099216          96,000      (22.74)%***
                                                         1.55%          51,485            8.092352         416,635      (22.78)%***
                                                         1.60%          26,215            8.085492         211,961      (22.82)%***
                                                         1.65%           5,770            8.078621          46,614      (22.87)%***
                                                         1.70%           7,594            8.071761          61,297      (22.91)%***
Fidelity VIP III- Mid Cap Portfolio:
  Service Class 2 ..................................     0.95%         229,189           11.178625       2,562,018       17.57%***
                                                         1.00%         157,262           11.174896       1,757,386       17.52%***
                                                         1.05%          11,115           11.171169         124,168       17.46%***
                                                         1.10%          56,519           11.167442         631,173       17.40%***
                                                         1.15%          11,389           11.163719         127,144       17.35%***
                                                         1.20%          14,392           11.159988         160,615       17.29%***
                                                         1.25%           9,125           11.156253         101,801       17.24%***
                                                         1.30%           1,503           11.152532          16,762       17.18%***
                                                         1.35%           1,056           11.148798          11,773       17.13%***
                                                         1.40%           2,241           11.145061          24,976       17.07%***
                                                         1.45%          11,501           11.141333         128,136       17.02%***
                                                         1.50%             796           11.137589           8,866       16.96%***
                                                         1.55%           1,897           11.133863          21,121       16.90%***
                                                         1.65%             752           11.126391           8,367       16.79%***
                                                         1.70%           2,539           11.122665          28,240       16.74%***
                                                         1.80%              56           11.115190             622       16.63%***
                                                         1.95%             110           11.103976           1,221       16.46%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III- Mid Cap Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
  Extra Value ......................................     1.40%         121,297           17.858508       2,166,183       17.25%***
                                                         1.45%         241,681           17.843436       4,312,419       17.20%***
                                                         1.50%          13,467           17.828340         240,094       17.14%***
                                                         1.55%          45,954           17.813263         818,591       17.09%***
                                                         1.60%          20,908           17.798206         372,125       17.03%***
                                                         1.65%           9,248           17.783129         164,458       16.98%***
                                                         1.70%           2,972           17.768082          52,807       16.92%***
                                                         1.75%           3,600           17.753024          63,911       16.87%***
                                                         1.80%             917           17.737969          16,266       16.81%***
                                                         1.90%             672           17.707888          11,900       16.70%***
                                                         2.00%             434           17.677832           7,672       16.59%***
                                                                   ===========           =========
Reserves for annuity contracts in payout phase:
  Tax qualified.....................................                                                       137,255
  Non-tax qualified.................................                                                       416,642
                                                                                                     --------------
                                                                                                     $2,060,057,497
                                                                                                     ==============


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Reserves for annuity contracts in payout phase:
  Tax qualified
  Non-tax qualified


*     Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Fidelity Advisor Variable Account:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

                        [FIDELITY INVESTMENTS(R) LOGO]


      Nationwide Life Insurance Company. Home Office: Columbus, Ohio Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.

      Variable annuities involve investment risk, including the possible loss of principal.

      Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company.


APO -2929 - L (12/00)